United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Six months ended 4/30/10

Item 1.                      Reports to Stockholders

Alabama Municipal Cash Trust

(Effective June 30, 2010 - Federated Alabama Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value,End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.52%	2.38%	3.22%	2.88%	1.74%
Ratios to Average Net Assets:
Net expenses	0.52%[3]	0.60%[4]	0.56%[4]	0.55%	0.55%	0.55%
Net investment income	0.01%[3]	0.50%	2.34%	3.18%	2.84%	1.70%
Expense waiver/reimbursement[5]	0.30%[3]	0.26%	0.26%	0.29%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$153,804	$269,519	$265,803	$306,204	$268,432	$266,017
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.10	$2.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.22	$2.61
1	Expenses are equal to the Fund's annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.57% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses, as if they had been in effect throughout the most recent one-half-year period) would be $2.83 and $2.86, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.8%
Municipal Notes	15.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.2%
8-30 Days	0.0%
31-90 Days	11.9%
91-180 Days	0.0%
181 Days or more	2.8%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 99.9%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.500%, 5/6/2010	3,215,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.400%, 5/6/2010	6,080,000
3,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 5/6/2010	3,400,000
5,670,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.370%, 5/6/2010	5,670,000
660,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 0.980%, 5/6/2010	660,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.580%, 5/6/2010	1,585,000
150,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 1.100%, 5/6/2010	150,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	2,880,000
620,000		Auburn, AL, (Series 2009), 2.00% Bonds, 5/1/2010	620,000
2,065,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wachovia Bank N.A. LOC), 0.430%, 5/6/2010	2,065,000
1,090,000		Baldwin County, AL, (Series 2010), 1.00% Bonds, 1/1/2011	1,093,049
1,200,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 5/6/2010	1,200,000
1,350,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.610%, 5/6/2010	1,350,000
1,026,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	1,026,500
14,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 5/5/2010	14,000,000
1,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2011	1,031,453
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.500%, 5/6/2010	7,400,000
10,435,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.560%, 5/6/2010	10,435,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.620%, 5/6/2010	6,000,000
6,395,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.370%, 5/5/2010	6,395,000
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Principal Amount		Value
$2,290,000	Decatur, AL, (Series 2009B), 1.50% Bonds, 6/1/2010	2,290,866
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 5/6/2010	3,725,000
2,425,000	Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.450%, 5/6/2010	2,425,000
3,750,000	Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.470%, 5/5/2010	3,750,000
1,000,000	Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.020%, 5/7/2010	1,000,000
1,200,000	Huntsville, AL, GO School Refunding Warrants (Series 2005-B), 5.50% Bonds (Assured Guaranty Municipal Corp. INS), 2/1/2011	1,244,957
5,910,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.350%, 5/6/2010	5,910,000
7,000,000	Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	7,000,000
9,000,000	Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	9,000,000
4,175,000	Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 5/6/2010	4,175,000
1,200,000	Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.280%, 5/5/2010	1,200,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 5/6/2010	4,350,000
6,500,000	Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.000%, 5/6/2010	6,500,000
855,000	Saraland, AL, GO Warrants, 1.00% Bonds, 1/1/2011	857,610
795,000	Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.280%, 5/5/2010	795,000
7,000,000	Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.250%, 5/3/2010	7,000,000
1,040,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.570%, 5/6/2010	1,040,000
6,600,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.370%, 5/5/2010	6,600,000
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Principal Amount			Value
$75,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.410%, 5/6/2010	75,000
2,000,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	2,000,000
410,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/7/2010	410,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	153,604,435
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	199,291
		TOTAL NET ASSETS — 100%	$153,803,726
Securities that are subject to the federal alternative minimum tax (AMT) represent 58.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.2%	4.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $7,670,000, which represented 5.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $7,670,000, which represented 5.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$153,604,435
Cash		92,819
Income receivable		170,458
Receivable for shares sold		48,536
Prepaid expenses		2,290
TOTAL ASSETS		153,918,538
Liabilities:
Payable for shares redeemed	$52,035
Income distribution payable	839
Payable for Directors'/Trustees' fees	145
Payable for portfolio accounting fees	9,069
Payable for shareholder services fee (Note 4)	32,473
Payable for share registration costs	20,251
TOTAL LIABILITIES		114,812
Net assets for 153,803,108 shares outstanding		$153,803,726
Net Assets Consist of:
Paid-in capital		$153,803,108
Accumulated net realized gain on investments		2,886
Distributions in excess of net investment income		(2,268)
TOTAL NET ASSETS		$153,803,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$153,803,726 ÷ 153,803,108 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$612,460
Expenses:
Investment adviser fee (Note 4)		$464,728
Administrative personnel and services fee (Note 4)		90,405
Custodian fees		4,040
Transfer and dividend disbursing agent fees and expenses		30,385
Directors'/Trustees' fees		681
Auditing fees		9,184
Legal fees		3,783
Portfolio accounting fees		31,830
Shareholder services fee (Note 4)		275,400
Account administration fee		14,150
Share registration costs		15,914
Printing and postage		6,933
Insurance premiums		2,308
Miscellaneous		526
TOTAL EXPENSES		950,267
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(280,404)
Waiver of administrative personnel and services fee	(1,991)
Waiver of shareholder services fee	(45,111)
Reimbursement of shareholder services fee	(20,590)
TOTAL WAIVERS AND REIMBURSEMENT		(348,096)
Net expenses			602,171
Net investment income			10,289
Net realized gain on investments			3,057
Change in net assets resulting from operations			$13,346

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,289	$1,210,134
Net realized gain on investments	3,057	11,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,346	1,221,504
Distributions to Shareholders:
Distributions from net investment income	(12,550)	(1,201,546)
Distributions from net realized gain on investments	(10,672)	(97,824)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,222)	(1,299,370)
Share Transactions:
Proceeds from sale of shares	152,938,955	280,566,550
Net asset value of shares issued to shareholders in payment of distributions declared	17,219	910,487
Cost of shares redeemed	(268,661,705)	(277,682,586)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(115,705,531)	3,794,451
Change in net assets	(115,715,407)	3,716,585
Net Assets:
Beginning of period	269,519,133	265,802,548
End of period (including distributions in excess of net investment income of $(2,268) and $(7), respectively)	$153,803,726	$269,519,133

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	152,938,955	280,566,550
Shares issued to shareholders in payment of distributions declared	17,219	910,487
Shares redeemed	(268,661,705)	(277,682,586)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(115,705,531)	3,794,451

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $280,404 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,991 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $20,590 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $45,111 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.57% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $152,315,000 and $252,005,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 69.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
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expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Alabama Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Alabama Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Arizona Municipal Cash Trust

(Effective June 30, 2010 - Federated Arizona Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.003	0.021	0.031	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.021	0.031	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.32%	2.18%	3.13%	2.81%[4]	1.71%[5]
Ratios to Average Net Assets:
Net expenses	0.47%[6]	0.69%[7]	0.65%[7]	0.64%	0.61%	0.60%
Net investment income	0.00%[3,6]	0.30%	2.05%	3.08%	2.73%	1.74%
Expense waiver/reimbursement[8]	0.81%[6]	0.40%	0.30%	0.40%	0.47%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,831	$55,915	$78,311	$96,744	$77,258	$108,332
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
5	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.69% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.46	$2.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would have been $3.22 and $3.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.5%
Municipal Notes	13.3%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.5%
8-30 Days	0.0%
31-90 Days	13.3%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Arizona – 99.8%
$2,300,000		Arizona Health Facilities Authority, (Series 2009F) Weekly VRDNs (Catholic Healthcare West)/(Citibank NA, New York LOC), 0.290%, 5/5/2010	2,300,000
1,385,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,385,000
2,200,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.310%, 5/3/2010	2,200,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.550%, 5/6/2010	7,221,000
2,500,000		Maricopa County, AZ School District No. 17 (Tolleson Elementary), (Series 2009C), 3.00% Bonds, 7/1/2010	2,509,596
2,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.340%, 5/6/2010	2,275,000
1,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.420%, 5/6/2010	1,500,000
1,700,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.470%, 5/6/2010	1,700,000
3,860,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.450%, 5/6/2010	3,860,000
2,255,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	2,255,000
1,550,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/6/2010	1,550,000
1,965,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.380%, 5/6/2010	1,965,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.550%, 5/6/2010	2,100,000
3,570,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	3,570,000
1,000,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.470%, 5/6/2010	1,000,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.470%, 5/6/2010	1,175,000
2,720,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.680%, 5/5/2010	2,720,000
1,050,000		Pinal County, AZ USD No. 20 (Maricopa), (Series D), 5.25% Bonds, 7/1/2010	1,057,783
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Principal Amount			Value
$1,500,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	1,500,000
700,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/5/2010	700,000
2,950,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	2,950,000
3,725,000		Tempe, AZ School District No. 213 (Maricopa County), 3.25% Bonds, 7/1/2010	3,741,612
2,500,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.330%, 5/6/2010	2,500,000
1,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	1,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	54,734,991
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	96,132
		TOTAL NET ASSETS — 100%	$54,831,123
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $3,755,000, which represented 6.8% of total net assets.
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4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $3,755,000, which represented 6.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$54,734,991
Cash		28,639
Income receivable		113,158
TOTAL ASSETS		54,876,788
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$8,383
Payable for Directors'/Trustees' fees	294
Payable for shareholder services fee (Note 5)	27,693
Payable for printing and postage	6,967
Accrued expenses	2,328
TOTAL LIABILITIES		45,665
Net assets for 54,861,993 shares outstanding		$54,831,123
Net Assets Consist of:
Paid-in capital		$54,861,993
Accumulated net realized loss on investments		(30,773)
Distributions in excess of net investment income		(97)
TOTAL NET ASSETS		$54,831,123
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$54,831,123 ÷ 54,861,993 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$126,605
Expenses:
Investment adviser fee (Note 5)		$108,069
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		1,558
Transfer and dividend disbursing agent fees and expenses		30,989
Directors'/Trustees' fees		318
Auditing fees		9,184
Legal fees		3,460
Portfolio accounting fees		20,672
Shareholder services fee (Note 5)		56,631
Account administration fee		9,192
Share registration costs		20,806
Printing and postage		7,451
Insurance premiums		2,202
Miscellaneous		252
TOTAL EXPENSES		345,168
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(108,069)
Waiver of administrative personnel and services fee	(12,127)
Waiver of shareholder services fee	(48,694)
Reimbursement of shareholder services fee	(560)
Reimbursement of other operating expenses	(49,772)
TOTAL WAIVERS AND REIMBURSEMENTS		$(219,222)
Net expenses			$125,946
Net investment income			659
Net realized gain on investments			1,621
Change in net assets resulting from operations			$2,280

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$659	$262,880
Net realized gain (loss) on investments	1,621	(32,394)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,280	230,486
Distributions to Shareholders:
Distributions from net investment income	(509)	(262,926)
Distributions from net realized gain on investments	—	(27,574)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(509)	(290,500)
Share Transactions:
Proceeds from sale of shares	164,589,297	442,626,924
Net asset value of shares issued to shareholders in payment of distributions declared	458	265,409
Cost of shares redeemed	(165,675,685)	(465,227,908)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,085,930)	(22,335,575)
Change in net assets	(1,084,159)	(22,395,589)
Net Assets:
Beginning of period	55,915,282	78,310,871
End of period (including distributions in excess of net investment income of $(97) and $(247), respectively)	$54,831,123	$55,915,282

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	164,589,297	442,626,924
Shares issued to shareholders in payment of distributions declared	458	265,409
Shares redeemed	(165,675,685)	(465,227,908)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,085,930)	(22,335,575)

4. FEDERAL TAX INFORMATION

At October 31, 2009, the Fund had a capital loss carryforward of $32,394 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2010, the Adviser voluntarily waived $108,069 of its fee and voluntarily reimbursed $49,772 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FAS waived $12,127 of its fee. The net fee paid to FAS was 0.230% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $560 of Service Fees. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $48,694 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $74,210,000 and $79,495,000, respectively.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.65% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 83.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.2% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Semi-Annual Shareholder Report
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concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Arizona Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisor contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
22

Arizona Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

California Municipal Cash Trust

(Effective June 30, 2010 - Federated California Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.003	0.021	0.031	0.028	0.017
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.021	0.031	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.34%	2.11%	3.18%	2.85%	1.72%[3]
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.54%[5]	0.51%[5]	0.50%	0.50%	0.50%
Net investment income	0.01%[4]	0.37%	2.03%	3.12%	2.80%	1.71%
Expense waiver/reimbursement[6]	0.50%[4]	0.31%	0.28%	0.32%	0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$342,454	$428,951	$695,972	$937,640	$860,376	$895,883
1	Represents less than $0.001.
2	Based on net asset value. Total returns for the periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.023	0.034	0.031	0.019
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.023	0.034	0.031	0.019
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.57%	2.37%	3.43%	3.10%	1.96%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.31%[4]	0.26%[4]	0.25%	0.25%	0.25%
Net investment income	0.08%[3]	0.58%	2.21%	3.37%	3.08%	2.06%
Expense waiver/reimbursement[5]	0.31%[3]	0.29%	0.28%	0.32%	0.49%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$390,766	$912,333	$888,992	$808,742	$742,268	$519,277
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.019	0.030	0.027	0.015
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.019	0.030	0.027	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.019)	(0.030)	(0.027)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.019)	(0.030)	(0.027)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.24%	1.96%	3.02%	2.69%	1.56%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.65%[4]	0.66%[4]	0.65%	0.65%	0.65%
Net investment income	0.01%[3]	0.24%	1.88%	2.97%	2.66%	1.53%
Expense waiver/reimbursement[5]	0.70%[3]	0.40%	0.33%	0.37%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,769	$177,401	$323,430	$237,215	$269,635	$239,395
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.65% and 0.66% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.023	0.033	0.030	0.016
Net realized gain (loss) on investments	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.023	0.033	0.030	0.016
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.023)	(0.033)	(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.023)	(0.033)	(0.030)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.52%	2.32%	3.38%	3.05%	1.61%
Ratios to Average Net Assets:
Net expenses	0.33%[4]	0.36%[5]	0.31%[5]	0.30%	0.30%	0.30%[4]
Net investment income	0.03%[4]	0.53%	2.17%	3.33%	3.05%	2.18%[4]
Expense waiver/reimbursement[6]	0.40%[4]	0.30%	0.29%	0.32%	0.50%	0.59%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,012	$391,843	$688,184	$426,310	$284,415	$155,745
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.31% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.016	0.026	0.023	0.011
Net realized gain (loss) on investments	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.016	0.026	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.016)	(0.026)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.016)	(0.026)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	0.08%	1.60%	2.66%	2.34%	1.06%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.83%[5]	1.01%[5]	1.00%	1.00%	1.00%[4]
Net investment income	0.01%[4]	0.08%	1.53%	2.62%	2.29%	1.48%[4]
Expense waiver/reimbursement[6]	1.10%[4]	0.62%	0.38%	0.42%	0.49%	0.50%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,221	$75,567	$128,669	$129,084	$128,514	$174,437
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.83% and 1.01% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.40	$1.74[2]
Institutional Shares	$1,000	$1,000.70	$1.34
Cash II Shares	$1,000	$1,000.40	$1.69[3]
Institutional Capital Shares	$1,000	$1,000.50	$1.64
Cash Series Shares	$1,000	$1,000.40	$1.74[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,023.06	$1.76[2]
Institutional Shares	$1,000	$1,023.46	$1.35
Cash II Shares	$1,000	$1,023.11	$1.71[3]
Institutional Capital Shares	$1,000	$1,023.16	$1.66
Cash Series Shares	$1,000	$1,023.06	$1.76[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.35%
Institutional Shares	0.27%
Cash II Shares	0.34%
Institutional Capital Shares	0.33%
Cash Series Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.58 and $2.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	50.4%
Municipal Notes	28.1%
Commercial Paper	21.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.2%
8-30 Days	6.8%
31-90 Days	24.6%
91-180 Days	10.6%
181 Days or more	4.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%;1,2
	California – 97.5%
$2,825,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.300%, 5/6/2010	2,825,000
4,870,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York Mellon LOC), 0.310%, 5/6/2010	4,870,000
2,460,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	2,460,000
15,900,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 5/3/2010	15,900,000
265,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	265,000
7,800,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.340%, 5/6/2010	7,800,000
12,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.380%, 5/6/2010	12,000,000
8,000,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	8,000,000
15,000,000	California Health Facilities Financing Authority, (Series2008 A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
3,190,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.400%, 5/6/2010	3,190,000
1,000,000	California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	1,000,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.400%, 5/6/2010	4,000,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.400%, 5/6/2010	3,010,000
34,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.290%, 5/3/2010	34,225,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.300%, 5/6/2010	2,750,000
5,340,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/6/2010	5,340,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.400%, 5/5/2010	1,200,000
30,000,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2010	30,000,000
13,500,000		California State, (Series 2003C-3) Weekly VRDNs (Citibank NA, New York LOC), 0.310%, 5/6/2010	13,500,000
3,500,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/3/2010	3,500,000
47,965,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 5/6/2010	47,965,000
20,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/3/2010	20,000,000
10,500,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/20/2010	10,500,000
22,140,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/26/2010	22,140,000
1,775,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.370%, 5/6/2010	1,775,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.30% CP (Kaiser Permanente), Mandatory Tender 7/15/2010	26,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.350%, 5/6/2010	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.310%, 5/6/2010	23,910,000
15,000,000		California Statewide Communities Development Authority, (Series 2008C), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/10/2010	15,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/6/2010	20,000,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	24,035,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.330%, 5/6/2010	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	11,440,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,166,864
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	48,970,000
9,370,000	[3,4]	Hartnell, CA Community College District, Stage Trust (Series 2009-64Z), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	9,370,000
4,000,000		Hemet, CA USD, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.260%, 5/6/2010	4,000,000
5,195,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/6/2010	5,195,000
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 5/6/2010	11,250,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	14,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$25,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/7/2010	25,000,000
15,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/8/2010	15,000,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/6/2010	2,000,000
34,100,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 5/6/2010	34,100,000
4,940,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	4,940,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.30% TOBs, Mandatory Tender 3/7/2011	10,000,000
9,320,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.530%, 5/5/2010	9,320,000
12,500,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2010	12,531,328
14,400,000	[3,4]	Napa Valley, CA US , Stage Trust (Series 2009-80Z), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/13/2010	14,400,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.420%, 5/6/2010	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.310%, 5/6/2010	3,750,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 5/6/2010	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	10,125,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.330%, 5/6/2010	6,380,000
8,150,000	[3,4]	Peralta, CA Community College District, Stage Trust (Series 2009-63C), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	8,150,000
21,225,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.40% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/14/2010	21,225,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 5/6/2010	3,755,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.290%, 5/6/2010	4,000,000
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/6/2010	10,000,000
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.330%, 5/6/2010	8,855,000
7,805,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	7,805,000
33,750,000		San Diego County, CA Water Authority, (Series 3), 0.30% CP, Mandatory Tender 5/13/2010	33,750,000
18,500,000		San Diego County, CA Water Authority, (Series 3), 0.30% CP, Mandatory Tender 6/21/2010	18,500,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/6/2010	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	6,850,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 5/6/2010	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
11,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.28% CP (BNP Paribas SA LOC), Mandatory Tender 5/4/2010	11,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.32% CP (BNP Paribas SA LOC), Mandatory Tender 6/18/2010	5,000,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.35% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/29/2010	24,675,000
10,000,000		San Mateo, CA Union High School District, 2.00% BANs, 2/28/2011	10,117,171
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,028,444
25,925,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	25,925,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,608,513
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	5,860,000
Semi-Annual Shareholder Report

Principal Amount			Value
$800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	800,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,174,422
42,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	42,147,382
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.50% TOBs, Mandatory Tender 6/8/2010	25,021,952
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.320%, 5/5/2010	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	5,000,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.320%, 5/6/2010	17,520,000
		TOTAL	1,152,646,076
		Puerto Rico – 2.4%
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.310%, 5/5/2010	10,800,000
11,155,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	11,155,000
6,240,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	6,240,000
		TOTAL	28,195,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,180,841,076
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,380,258
		TOTAL NET ASSETS — 100%	$1,182,221,334
At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report

At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $417,395,000, which represented 35.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $417,395,000, which represented 35.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COP	— Certificates of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,180,841,076
Income receivable		2,326,390
Receivable for shares sold		114,827
TOTAL ASSETS		1,183,282,293
Liabilities:
Payable for shares redeemed	$464,924
Bank overdraft	322,521
Income distribution payable	12,524
Payable for transfer and dividend disbursing agent fees and expenses	141,220
Payable for Directors'/Trustees' fees	4,240
Payable for portfolio accounting fees	32,787
Payable for distribution services fee (Note 4)	15,601
Payable for shareholder services fee (Note 4)	13,377
Payable for printing and postage	30,262
Accrued expenses	23,503
TOTAL LIABILITIES		1,060,959
Net assets for 1,182,241,254 shares outstanding		$1,182,221,334
Net Assets Consist of:
Paid-in capital		$1,182,241,219
Accumulated net realized loss on investments		(10,096)
Distributions in excess of net investment income		(9,789)
TOTAL NET ASSETS		$1,182,221,334
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$342,453,572 ÷ 342,397,767 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$390,765,917 ÷ 390,767,095 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$164,769,116 ÷ 164,797,612 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Capital Shares:
$203,011,651 ÷ 203,061,375 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$81,221,078 ÷ 81,217,405 shares outstanding, no par value, unlimited shares authorized	$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$2,828,227
Expenses:
Investment adviser fee (Note 4)	$3,198,889
Administrative personnel and services fee (Note 4)	622,349
Custodian fees	27,870
Transfer and dividend disbursing agent fees and expenses	621,798
Directors'/Trustees' fees	4,293
Auditing fees	9,977
Legal fees	8,149
Portfolio accounting fees	99,994
Distribution services fee — Cash II Shares (Note 4)	177,412
Distribution services fee — Cash Series Shares (Note 4)	226,756
Shareholder services fee — Institutional Service Shares (Note 4)	426,156
Shareholder services fee — Cash II Shares (Note 4)	221,765
Shareholder services fee — Institutional Capital Shares (Note 4)	217,383
Shareholder services fee — Cash Series Shares (Note 4)	94,481
Account administration fee — Institutional Service Shares	39,989
Share registration costs	70,337
Printing and postage	42,296
Insurance premiums	4,421
Miscellaneous	4,546
TOTAL EXPENSES	6,118,861
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 4)
Waiver of investment adviser fee	$(2,502,164)
Waiver of administrative personnel and services fee	(13,760)
Waiver of distribution services fee — Cash II Shares	(44,353)
Waiver of distribution services fee — Cash Series Shares	(37,793)
Waiver of shareholder services fee — Institutional Service Shares	(294,574)
Waiver of shareholder services fee — Cash II Shares	(221,765)
Waiver of shareholder services fee — Institutional Capital Shares	(50,638)
Waiver of shareholder services fee — Cash Series Shares	(94,481)
Reimbursement of distribution services fee — Cash II Shares	(73,546)
Reimbursement of distribution services fee — Cash Series Shares	(163,034)
Reimbursement of shareholder services fee — Institutional Service Shares	(41,433)
Reimbursement of shareholder services fee — Institutional Capital Shares	(83,639)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,621,180)
Net expenses			$2,497,681
Net investment income			$330,546

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$330,546	$9,800,740
Net realized gain on investments	—	624,162
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	330,546	10,424,902
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,561)	(2,186,334)
Institutional Shares	(260,417)	(4,475,673)
Cash II Shares	(8,864)	(663,538)
Institutional Capital Shares	(48,275)	(2,366,959)
Cash Series Shares	(3,762)	(82,940)
Distributions from net realized gain on investments
Institutional Service Shares	(137,148)	(125,614)
Institutional Shares	(278,413)	(166,904)
Cash II Shares	(62,392)	(56,921)
Institutional Capital Shares	(122,008)	(84,829)
Cash Series Shares	(26,702)	(24,266)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(966,542)	(10,233,978)
Share Transactions:
Proceeds from sale of shares	1,439,872,824	4,322,675,352
Net asset value of shares issued to shareholders in payment of distributions declared	678,820	7,174,163
Cost of shares redeemed	(2,243,788,674)	(5,069,192,631)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(803,237,030)	(739,343,116)
Change in net assets	(803,873,026)	(739,152,192)
Net Assets:
Beginning of period	1,986,094,360	2,725,246,552
End of period (including distributions in excess of net investment income of $(9,789) and $(456), respectively)	$1,182,221,334	$1,986,094,360

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	420,741,385	$420,741,385	1,265,338,090	$1,265,338,090
Shares issued to shareholders in payment of distributions declared	117,610	117,610	1,429,053	1,429,053
Shares redeemed	(507,216,022)	(507,216,022)	(1,533,845,394)	(1,533,845,394)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(86,357,027)	$(86,357,027)	(267,078,251)	$(267,078,251)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	588,161,004	$588,161,004	1,965,373,919	$1,965,373,919
Shares issued to shareholders in payment of distributions declared	292,075	292,075	2,684,524	2,684,524
Shares redeemed	(1,109,739,838)	(1,109,739,838)	(1,944,783,322)	(1,944,783,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(521,286,759)	$(521,286,759)	23,275,121	$23,275,121
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	154,369,258	$154,369,258	325,468,670	$325,468,670
Shares issued to shareholders in payment of distributions declared	71,187	71,187	714,392	714,392
Shares redeemed	(167,009,142)	(167,009,142)	(472,235,325)	(472,235,325)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(12,568,697)	$(12,568,697)	(146,052,263)	$(146,052,263)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	217,672,956	$217,672,956	631,762,370	$631,762,370
Shares issued to shareholders in payment of distributions declared	167,786	167,786	2,240,974	2,240,974
Shares redeemed	(406,546,790)	(406,546,790)	(930,381,739)	(930,381,739)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(188,706,048)	$(188,706,048)	(296,378,395)	$(296,378,395)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	58,928,221	$58,928,221	134,732,303	$134,732,303
Shares issued to shareholders in payment of distributions declared	30,162	30,162	105,220	105,220
Shares redeemed	(53,276,882)	(53,276,882)	(187,946,851)	(187,946,851)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,681,501	$5,681,501	(53,109,328)	$(53,109,328)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(803,237,030)	$(803,237,030)	(739,343,116)	$(739,343,116)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $2,502,164 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,760 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Semi-Annual Shareholder Report

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive or reimburse any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $82,146 and voluntarily reimbursed $236,580 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $125,072 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $661,458 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $668,103,000 and $1,069,760,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.27%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 44.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.4% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

California Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

California Municipal Cash Trust

(Effective June 30, 2010 - Federated California Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.023	0.034	0.031	0.019
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.023	0.034	0.031	0.019
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.57%	2.37%	3.43%	3.10%	1.96%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.31%[4]	0.26%[4]	0.25%	0.25%	0.25%
Net investment income	0.08%[3]	0.58%	2.21%	3.37%	3.08%	2.06%
Expense waiver/reimbursement[5]	0.31%[3]	0.29%	0.28%	0.32%	0.49%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$390,766	$912,333	$888,992	$808,742	$742,268	$519,277
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,000.70	$1.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.46	$1.35
1	Expenses are equal to the Fund's annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	50.4%
Municipal Notes	28.1%
Commercial Paper	21.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.2%
8-30 Days	6.8%
31-90 Days	24.6%
91-180 Days	10.6%
181 Days or more	4.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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4

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%;1,2
	California – 97.5%
$2,825,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.300%, 5/6/2010	2,825,000
4,870,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York Mellon LOC), 0.310%, 5/6/2010	4,870,000
2,460,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	2,460,000
15,900,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 5/3/2010	15,900,000
265,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	265,000
7,800,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.340%, 5/6/2010	7,800,000
12,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.380%, 5/6/2010	12,000,000
8,000,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	8,000,000
15,000,000	California Health Facilities Financing Authority, (Series2008 A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
3,190,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.400%, 5/6/2010	3,190,000
1,000,000	California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	1,000,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.400%, 5/6/2010	4,000,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.400%, 5/6/2010	3,010,000
34,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.290%, 5/3/2010	34,225,000
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5

Principal Amount			Value
$1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.300%, 5/6/2010	2,750,000
5,340,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/6/2010	5,340,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.400%, 5/5/2010	1,200,000
30,000,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2010	30,000,000
13,500,000		California State, (Series 2003C-3) Weekly VRDNs (Citibank NA, New York LOC), 0.310%, 5/6/2010	13,500,000
3,500,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/3/2010	3,500,000
47,965,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 5/6/2010	47,965,000
20,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/3/2010	20,000,000
10,500,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/20/2010	10,500,000
22,140,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/26/2010	22,140,000
1,775,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.370%, 5/6/2010	1,775,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.30% CP (Kaiser Permanente), Mandatory Tender 7/15/2010	26,000,000
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6

Principal Amount			Value
$5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.350%, 5/6/2010	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.310%, 5/6/2010	23,910,000
15,000,000		California Statewide Communities Development Authority, (Series 2008C), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/10/2010	15,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.40% CP (Kaiser Permanente), Mandatory Tender 12/6/2010	20,000,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	24,035,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.330%, 5/6/2010	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	11,440,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,166,864
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	48,970,000
9,370,000	[3,4]	Hartnell, CA Community College District, Stage Trust (Series 2009-64Z), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	9,370,000
4,000,000		Hemet, CA USD, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.260%, 5/6/2010	4,000,000
5,195,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/6/2010	5,195,000
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 5/6/2010	11,250,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	14,000,000
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7

Principal Amount			Value
$25,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/7/2010	25,000,000
15,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/8/2010	15,000,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/6/2010	2,000,000
34,100,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 5/6/2010	34,100,000
4,940,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	4,940,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.30% TOBs, Mandatory Tender 3/7/2011	10,000,000
9,320,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.530%, 5/5/2010	9,320,000
12,500,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2010	12,531,328
14,400,000	[3,4]	Napa Valley, CA US , Stage Trust (Series 2009-80Z), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/13/2010	14,400,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.420%, 5/6/2010	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.310%, 5/6/2010	3,750,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 5/6/2010	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 5/6/2010	10,125,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.330%, 5/6/2010	6,380,000
8,150,000	[3,4]	Peralta, CA Community College District, Stage Trust (Series 2009-63C), 0.39% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/16/2010	8,150,000
21,225,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.40% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/14/2010	21,225,000
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8

Principal Amount			Value
$3,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 5/6/2010	3,755,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.290%, 5/6/2010	4,000,000
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/6/2010	10,000,000
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.330%, 5/6/2010	8,855,000
7,805,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	7,805,000
33,750,000		San Diego County, CA Water Authority, (Series 3), 0.30% CP, Mandatory Tender 5/13/2010	33,750,000
18,500,000		San Diego County, CA Water Authority, (Series 3), 0.30% CP, Mandatory Tender 6/21/2010	18,500,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/6/2010	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	6,850,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 5/6/2010	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
11,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.28% CP (BNP Paribas SA LOC), Mandatory Tender 5/4/2010	11,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.32% CP (BNP Paribas SA LOC), Mandatory Tender 6/18/2010	5,000,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.35% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/29/2010	24,675,000
10,000,000		San Mateo, CA Union High School District, 2.00% BANs, 2/28/2011	10,117,171
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,028,444
25,925,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	25,925,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,608,513
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	5,860,000
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9

Principal Amount			Value
$800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	800,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,174,422
42,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	42,147,382
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.50% TOBs, Mandatory Tender 6/8/2010	25,021,952
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.320%, 5/5/2010	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	5,000,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.320%, 5/6/2010	17,520,000
		TOTAL	1,152,646,076
		Puerto Rico – 2.4%
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.310%, 5/5/2010	10,800,000
11,155,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	11,155,000
6,240,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	6,240,000
		TOTAL	28,195,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,180,841,076
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,380,258
		TOTAL NET ASSETS — 100%	$1,182,221,334
At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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10

At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $417,395,000, which represented 35.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $417,395,000, which represented 35.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report
11

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COP	— Certificates of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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12

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,180,841,076
Income receivable		2,326,390
Receivable for shares sold		114,827
TOTAL ASSETS		1,183,282,293
Liabilities:
Payable for shares redeemed	$464,924
Bank overdraft	322,521
Income distribution payable	12,524
Payable for transfer and dividend disbursing agent fees and expenses	141,220
Payable for Directors'/Trustees' fees	4,240
Payable for portfolio accounting fees	32,787
Payable for distribution services fee (Note 4)	15,601
Payable for shareholder services fee (Note 4)	13,377
Payable for printing and postage	30,262
Accrued expenses	23,503
TOTAL LIABILITIES		1,060,959
Net assets for 1,182,241,254 shares outstanding		$1,182,221,334
Net Assets Consist of:
Paid-in capital		$1,182,241,219
Accumulated net realized loss on investments		(10,096)
Distributions in excess of net investment income		(9,789)
TOTAL NET ASSETS		$1,182,221,334
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$342,453,572 ÷ 342,397,767 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$390,765,917 ÷ 390,767,095 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$164,769,116 ÷ 164,797,612 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Capital Shares:
$203,011,651 ÷ 203,061,375 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$81,221,078 ÷ 81,217,405 shares outstanding, no par value, unlimited shares authorized	$1.00

See Notes which are an integral part of the Financial Statements

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14

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$2,828,227
Expenses:
Investment adviser fee (Note 4)	$3,198,889
Administrative personnel and services fee (Note 4)	622,349
Custodian fees	27,870
Transfer and dividend disbursing agent fees and expenses	621,798
Directors'/Trustees' fees	4,293
Auditing fees	9,977
Legal fees	8,149
Portfolio accounting fees	99,994
Distribution services fee — Cash II Shares (Note 4)	177,412
Distribution services fee — Cash Series Shares (Note 4)	226,756
Shareholder services fee — Institutional Service Shares (Note 4)	426,156
Shareholder services fee — Cash II Shares (Note 4)	221,765
Shareholder services fee — Institutional Capital Shares (Note 4)	217,383
Shareholder services fee — Cash Series Shares (Note 4)	94,481
Account administration fee — Institutional Service Shares	39,989
Share registration costs	70,337
Printing and postage	42,296
Insurance premiums	4,421
Miscellaneous	4,546
TOTAL EXPENSES	6,118,861
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15

Statement of Operations — continued
Waivers and Reimbursements (Note 4)
Waiver of investment adviser fee	$(2,502,164)
Waiver of administrative personnel and services fee	(13,760)
Waiver of distribution services fee — Cash II Shares	(44,353)
Waiver of distribution services fee — Cash Series Shares	(37,793)
Waiver of shareholder services fee — Institutional Service Shares	(294,574)
Waiver of shareholder services fee — Cash II Shares	(221,765)
Waiver of shareholder services fee — Institutional Capital Shares	(50,638)
Waiver of shareholder services fee — Cash Series Shares	(94,481)
Reimbursement of distribution services fee — Cash II Shares	(73,546)
Reimbursement of distribution services fee — Cash Series Shares	(163,034)
Reimbursement of shareholder services fee — Institutional Service Shares	(41,433)
Reimbursement of shareholder services fee — Institutional Capital Shares	(83,639)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,621,180)
Net expenses			$2,497,681
Net investment income			$330,546

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$330,546	$9,800,740
Net realized gain on investments	—	624,162
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	330,546	10,424,902
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,561)	(2,186,334)
Institutional Shares	(260,417)	(4,475,673)
Cash II Shares	(8,864)	(663,538)
Institutional Capital Shares	(48,275)	(2,366,959)
Cash Series Shares	(3,762)	(82,940)
Distributions from net realized gain on investments
Institutional Service Shares	(137,148)	(125,614)
Institutional Shares	(278,413)	(166,904)
Cash II Shares	(62,392)	(56,921)
Institutional Capital Shares	(122,008)	(84,829)
Cash Series Shares	(26,702)	(24,266)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(966,542)	(10,233,978)
Share Transactions:
Proceeds from sale of shares	1,439,872,824	4,322,675,352
Net asset value of shares issued to shareholders in payment of distributions declared	678,820	7,174,163
Cost of shares redeemed	(2,243,788,674)	(5,069,192,631)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(803,237,030)	(739,343,116)
Change in net assets	(803,873,026)	(739,152,192)
Net Assets:
Beginning of period	1,986,094,360	2,725,246,552
End of period (including distributions in excess of net investment income of $(9,789) and $(456), respectively)	$1,182,221,334	$1,986,094,360

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	420,741,385	$420,741,385	1,265,338,090	$1,265,338,090
Shares issued to shareholders in payment of distributions declared	117,610	117,610	1,429,053	1,429,053
Shares redeemed	(507,216,022)	(507,216,022)	(1,533,845,394)	(1,533,845,394)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(86,357,027)	$(86,357,027)	(267,078,251)	$(267,078,251)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	588,161,004	$588,161,004	1,965,373,919	$1,965,373,919
Shares issued to shareholders in payment of distributions declared	292,075	292,075	2,684,524	2,684,524
Shares redeemed	(1,109,739,838)	(1,109,739,838)	(1,944,783,322)	(1,944,783,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(521,286,759)	$(521,286,759)	23,275,121	$23,275,121
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	154,369,258	$154,369,258	325,468,670	$325,468,670
Shares issued to shareholders in payment of distributions declared	71,187	71,187	714,392	714,392
Shares redeemed	(167,009,142)	(167,009,142)	(472,235,325)	(472,235,325)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(12,568,697)	$(12,568,697)	(146,052,263)	$(146,052,263)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	217,672,956	$217,672,956	631,762,370	$631,762,370
Shares issued to shareholders in payment of distributions declared	167,786	167,786	2,240,974	2,240,974
Shares redeemed	(406,546,790)	(406,546,790)	(930,381,739)	(930,381,739)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(188,706,048)	$(188,706,048)	(296,378,395)	$(296,378,395)
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	58,928,221	$58,928,221	134,732,303	$134,732,303
Shares issued to shareholders in payment of distributions declared	30,162	30,162	105,220	105,220
Shares redeemed	(53,276,882)	(53,276,882)	(187,946,851)	(187,946,851)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,681,501	$5,681,501	(53,109,328)	$(53,109,328)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(803,237,030)	$(803,237,030)	(739,343,116)	$(739,343,116)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $2,502,164 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,760 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

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Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive or reimburse any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $82,146 and voluntarily reimbursed $236,580 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $125,072 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $661,458 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $668,103,000 and $1,069,760,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.27%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 44.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.4% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
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lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

California Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Connecticut Municipal Cash Trust

(Effective June 30, 2010 - Federated Connecticut Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.002	0.020	0.030	0.026	0.015
Net realized gain on investments	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.002	0.020	0.030	0.026	0.015
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.020)	(0.030)	(0.026)	(0.015)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.002)	(0.020)	(0.030)	(0.026)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.25%	2.06%	3.04%	2.67%	1.53%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.72%[5]	0.68%[5]	0.67%	0.67%	0.67%
Net investment income	0.00%[4]	0.22%	2.00%	3.00%	2.63%	1.46%
Expense waiver/reimbursement[6]	0.47%[4]	0.25%	0.18%	0.21%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,987	$101,294	$139,438	$149,677	$155,937	$174,343
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1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72% and 0.68% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [2]	0.000[3]	0.017	0.027	0.023	0.011
Net realized gain on investments	—	0.000[3]	0.000[3]	0.000[3]	0.000[3]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[3]	0.017	0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	—	(0.000)[3]	(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.017)	(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.05%	0.09%	1.72%	2.70%	2.33%	1.06%[5]
Ratios to Average Net Assets:
Net expenses	0.48%[6]	0.90%[7]	1.01%[7]	1.00%	1.00%	1.00%[6]
Net investment income	0.00%[6]	0.05%	1.54%	2.67%	2.28%	1.51%[6]
Expense waiver/reimbursement[8]	1.08%[6]	0.68%	0.46%	0.51%	0.57%	0.59%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,260	$50,505	$69,657	$68,368	$56,009	$73,172
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1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 1.00% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.50	$2.43[2]
Cash Series Shares	$1,000	$1,000.50	$2.38[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.36	$2.46[2]
Cash Series Shares	$1,000	$1,022.41	$2.41[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.49%
Cash Series Shares	0.48%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Service Shares current annualized net expense ratios of 0.68% (as reflected in the Notes to Financial Statements, Note 4 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.41, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash Series Shares current annualized net expense ratios of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	21.3%
Commercial Paper	1.0%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.3%
8-30 Days	1.4%
31-90 Days	5.9%
91-180 Days	2.5%
181 Days or more	11.5%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.6%;1,2
		Connecticut – 86.0%
$3,175,000		Beacon Falls, CT, 1.15% BANs, 7/22/2010	3,176,767
2,145,000		Brooklyn, CT, 2.00% BANs, 11/15/2010	2,157,975
1,880,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.250%, 5/5/2010	1,880,000
2,200,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.280%, 5/5/2010	2,200,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.300%, 5/5/2010	4,100,000
1,300,000		Connecticut Development Authority, (Series 1999), 0.77% CP (New England Power Co.), Mandatory Tender 5/4/2010	1,300,000
1,305,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 5/6/2010	1,305,000
1,700,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.260%, 5/3/2010	1,700,000
3,700,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.300%, 5/6/2010	3,700,000
3,735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	3,735,000
900,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 2.000%, 5/5/2010	900,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.410%, 5/6/2010	2,800,000
455,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/6/2010	455,000
2,585,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	2,585,000
4,720,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	4,720,000
600,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.270%, 5/5/2010	600,000
3,215,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Banco Santander, S.A. LOC), 0.300%, 5/6/2010	3,215,000
2,780,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/6/2010	2,780,000
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Principal Amount			Value
$2,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	2,500,000
11,020,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.360%, 5/5/2010	11,020,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.310%, 5/5/2010	1,800,000
1,670,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.270%, 5/6/2010	1,670,000
4,200,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 5/5/2010	4,200,000
11,100,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.400%, 5/6/2010	11,100,000
1,995,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.310%, 5/6/2010	1,995,000
13,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.400%, 5/6/2010	13,200,000
895,000		Lisbon, CT, 1.50% BANs, 4/14/2011	899,218
2,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	2,023,532
1,850,000		Norfolk, CT, 1.50% BANs, 11/11/2010	1,856,363
4,000,000		Plainville, CT, 1.50% BANs, 10/28/2010	4,015,691
2,700,000		Putnam, CT, 1.50% BANs, 1/18/2011	2,709,585
1,590,000		Regional School District No. 16, CT, 1.75% BANs, 12/9/2010	1,596,216
1,670,000		Regional School District No. 9, CT, 1.25% BANs, 7/21/2010	1,672,218
1,850,000		Scotland, CT, 1.50% BANs, 5/18/2010	1,850,127
1,815,000		Stafford, CT, 1.50% BANs, 8/9/2010	1,817,014
3,000,000		Warren, CT, 1.50% BANs, 6/17/2010	3,002,696
1,430,500		Woodbury, CT, 1.50% BANs, 8/17/2010	1,432,592
		TOTAL	113,669,994
		Puerto Rico – 13.6%
13,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.310%, 5/5/2010	13,000,000
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Principal Amount			Value
$5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	5,000,000
		TOTAL	18,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	131,669,994
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	577,625
		TOTAL NET ASSETS — 100%	$132,247,619
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $10,695,000, which represented 8.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $10,695,000, which represented 8.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$131,669,994
Cash		404,903
Income receivable		226,171
Receivable for shares sold		2,730
Prepaid expenses		401
TOTAL ASSETS		132,304,199
Liabilities:
Payable for shares redeemed	$2,578
Payable for investment adviser fee (Note 4)	2,026
Payable for transfer and dividend disbursing agent fees and expenses	17,351
Payable for Directors'/Trustees' fees	437
Payable for shareholder services fee (Note 4)	8,489
Payable for share registration costs	10,848
Payable for printing and postage	14,851
TOTAL LIABILITIES		56,580
Net assets for 132,248,319 shares outstanding		$132,247,619
Net Assets Consist of:
Paid-in capital		$132,248,230
Accumulated net realized loss on investments		(611)
TOTAL NET ASSETS		$132,247,619
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$81,987,303 ÷ 81,990,493 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$50,260,316 ÷ 50,257,826 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$363,628
Expenses:
Investment adviser fee (Note 4)		$300,288
Administrative personnel and services fee (Note 4)		94,220
Custodian fees		3,129
Transfer and dividend disbursing agent fees and expenses		50,406
Directors'/Trustees' fees		398
Auditing fees		9,184
Legal fees		3,549
Portfolio accounting fees		27,708
Distribution services fee — Cash Series Shares (Note 4)		174,705
Shareholder services fee — Institutional Service Shares (Note 4)		109,558
Shareholder services fee — Cash Series Shares (Note 4)		72,794
Account administration fee — Institutional Service Shares		3,141
Share registration costs		26,846
Printing and postage		12,915
Insurance premiums		2,286
Miscellaneous		716
TOTAL EXPENSES		891,843
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(157,227)
Waiver of administrative personnel and services fee	(16,605)
Waiver of distribution services fee — Cash Series Shares	(172,660)
Waiver of shareholder services fee — Institutional Service Shares	(52,608)
Waiver of shareholder services fee — Cash Series Shares	(72,794)
Reimbursement of shareholder services fee — Institutional Service Shares	(56,321)
TOTAL WAIVERS AND REIMBURSEMENT		(528,215)
Net expenses			$363,628
Net investment income			$ —

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$304,342
Net realized gain on investments	—	79,159
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	383,501
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	—	(272,343)
Cash Series Shares	—	(31,873)
Distributions from net realized gain on investments
Institutional Service Shares	(46,298)	(59,964)
Cash Series Shares	(33,222)	(31,028)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(79,520)	(395,208)
Share Transactions:
Proceeds from sale of shares	176,812,228	321,713,485
Net asset value of shares issued to shareholders in payment of distributions declared	60,778	268,426
Cost of shares redeemed	(196,345,247)	(379,266,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,472,241)	(57,284,357)
Change in net assets	(19,551,761)	(57,296,064)
Net Assets:
Beginning of period	151,799,380	209,095,444
End of period	$132,247,619	$151,799,380

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	100,449,192	$100,449,192	189,813,325	$189,813,325
Shares issued to shareholders in payment of distributions declared	27,556	27,556	206,422	206,422
Shares redeemed	(119,737,181)	(119,737,181)	(228,156,825)	(228,156,825)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(19,260,433)	$(19,260,433)	(38,137,078)	$(38,137,078)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	76,363,036	$76,363,036	131,900,160	$131,900,160
Shares issued to shareholders in payment of distributions declared	33,222	33,222	62,004	62,004
Shares redeemed	(76,608,066)	(76,608,066)	(151,109,443)	(151,109,443)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(211,808)	$(211,808)	(19,147,279)	$(19,147,279)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(19,472,241)	$(19,472,241)	(57,284,357)	$(57,284,357)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $157,227 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.103% of average daily net assets of the Fund. FAS waived $16,605 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $172,660 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $56,321 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $125,402 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $119,345,000 and $99,750,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.68% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 61.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
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expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Connecticut Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

0052406 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.023	0.032	0.029	0.018
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.007[1]	0.023[1]	0.032[1]	0.029[1]	0.018[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.007)[1]	(0.023)[1]	(0.032)[1]	(0.029)[1]	(0.018)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.69%	2.38%	3.30%	2.96%	1.83%
Ratios to Average Net Assets:
Net expenses	0.42%[3]	0.52%	0.47%[4]	0.47%	0.47%	0.45%
Net investment income	0.00%[3,5]	0.64%	2.34%	3.24%	2.94%	1.80%
Expense waiver/reimbursement[6]	0.17%[3]	0.10%	0.10%	0.10%[7]	0.21%[7]	0.35%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$122,961	$191,231	$165,928	$199,736	$203,869	$161,050
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 was 0.47% after taking into account this expense reduction.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.30	$2.08
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,022.71	$2.11
1	Expenses are equal to the Fund's annualized net expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.48% (calculated according to the expense limit as defined in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.38 and $2.41, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.6%
Municipal Notes	22.2%
Commercial Paper	1.8%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.6%
8-30 Days	2.8%
31-90 Days	2.8%
91-180 Days	12.5%
181 Days or more	4.9%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.6%;1,2
		Alabama – 14.6%
$4,000,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 5/5/2010	4,000,000
6,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.310%, 5/7/2010	6,000,000
4,570,000		Chelsea Park, AL Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.560%, 5/6/2010	4,570,000
3,370,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.410%, 5/6/2010	3,370,000
		TOTAL	17,940,000
		Florida – 1.7%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	2,065,000
		Indiana – 5.0%
6,125,000		Indiana State Finance Authority, (Series 2009B), Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.320%, 5/6/2010	6,125,000
		Maryland – 9.5%
1,500,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 5/5/2010	1,500,000
920,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	920,000
1,055,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	1,055,000
900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	900,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	100,000
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Principal Amount			Value
$3,500,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	3,500,000
700,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.410%, 5/3/2010	700,000
		TOTAL	11,675,000
		Michigan – 15.2%
5,415,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.380%, 5/6/2010	5,415,000
1,800,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.300%, 5/6/2010	1,800,000
5,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.400%, 5/6/2010	5,500,000
1,500,000		Michigan Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	1,500,000
4,470,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.300%, 5/6/2010	4,470,000
		TOTAL	18,685,000
		Minnesota – 9.6%
1,745,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.450%, 5/6/2010	1,745,000
3,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	3,550,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.320%, 5/6/2010	2,655,000
3,000,000		Richfield, MN ISD 280, 1.25% TANs (GTD by Minnesota State), 2/7/2011	3,019,625
895,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	895,000
		TOTAL	11,864,625
		Multi-State – 1.2%
1,450,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.350%, 5/6/2010	1,450,000
		New Jersey – 3.5%
1,250,000		Englewood Cliffs, NJ, 2.50% BANs, 5/7/2010	1,250,325
1,700,000		Madison Borough, NJ, 1.00% BANs, 1/21/2011	1,706,148
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Principal Amount		Value
$1,285,900	Paramus, NJ, 1.50% BANs, 2/25/2011	1,294,246
	TOTAL	4,250,719
	New Mexico – 1.8%
2,183,000	Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York Mellon LOC), Mandatory Tender 10/6/2010	2,183,000
	New York – 2.8%
1,000,000	Babylon, NY Union Free School District, 1.75% TANs, 6/25/2010	1,001,350
2,500,000	East Ramapo, NY CSD, 2.25% BANs, 7/7/2010	2,505,447
	TOTAL	3,506,797
	Ohio – 12.9%
4,495,000	Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 0.800%, 5/6/2010	4,495,000
2,785,000	Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	2,785,000
5,290,000	Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 0.580%, 5/6/2010	5,290,000
1,500,000	Montgomery County, OH, (Series 1998B), Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/3/2010	1,500,000
1,825,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	1,825,000
	TOTAL	15,895,000
	Pennsylvania – 10.3%
1,325,000	Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.400%, 5/6/2010	1,325,000
1,700,000	Delaware Valley, PA Regional Finance Authority, (Series 2007B), Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	1,700,000
3,390,000	Hamburg, PA Area School District VRNs, 2.06%, 5/15/2010	3,391,097
2,800,000	Lehigh County, PA General Purpose Authority, (Series A of 2005), Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.320%, 5/6/2010	2,800,000
1,435,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.450%, 5/3/2010	1,435,000
2,000,000	Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	2,000,000
	TOTAL	12,651,097
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Principal Amount			Value
		Texas – 3.0%
$1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 5/6/2010	1,000,000
2,675,000		Texas State, 2.50% TRANs, 8/31/2010	2,692,967
		TOTAL	3,692,967
		Wisconsin – 8.5%
2,500,000		Chippewa Falls WI, USD, 1.50% TRANs, 9/30/2010	2,506,390
1,665,000		Manitowoc County, WI, 2.00% BANs, 10/1/2010	1,673,337
2,000,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	2,003,111
4,300,000		Verona, WI Area School District, 1.50% TRANs, 8/24/2010	4,306,972
		TOTAL	10,489,810
		TOTAL MUNICIPAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	122,474,015
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	487,384
		TOTAL NET ASSETS — 100%	$122,961,399
At April 30, 2010, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $7,515,000, which represented 6.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $7,515,000, which represented 6.1% of total net assets.
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5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$122,474,015
Cash		121,961
Income receivable		284,481
Receivable for investments sold		280,000
TOTAL ASSETS		123,160,457
Liabilities:
Payable for shares redeemed	$176,349
Income distribution payable	303
Payable for investment adviser fee (Note 4)	15,408
Accrued expenses	6,998
TOTAL LIABILITIES		199,058
Net assets for 122,971,109 shares outstanding		$122,961,399
Net Assets Consist of:
Paid-in capital		$122,963,248
Accumulated net realized loss on investments		(579)
Distributions in excess of net investment income		(1,270)
TOTAL NET ASSETS		$122,961,399
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$122,961,399 ÷ 122,971,109 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$363,194
Expenses:
Investment adviser fee (Note 4)		$340,160
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		3,760
Transfer and dividend disbursing agent fees and expenses		11,482
Directors'/Trustees' fees		444
Auditing fees		9,185
Legal fees		3,727
Portfolio accounting fees		25,827
Share registration costs		22,976
Printing and postage		8,275
Insurance premiums		2,230
Miscellaneous		363
TOTAL EXPENSES		502,813
Waivers (Note 4):
Waiver of investment adviser fee	$(132,031)
Waiver of administrative personnel and services fee	(11,546)
TOTAL WAIVERS		(143,577)
Net expenses			359,236
Net investment income			$3,958

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,958	$1,137,662
Net realized gain on investments	—	47,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,958	1,185,277
Distributions to Shareholders:
Distributions from net investment income	(5,157)	(1,140,058)
Distributions from net realized gain on investments	(47,170)	(41,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,327)	(1,181,421)
Share Transactions:
Proceeds from sale of shares	282,855,327	517,467,514
Net asset value of shares issued to shareholders in payment of distributions declared	17,429	402,225
Cost of shares redeemed	(351,093,934)	(492,571,104)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(68,221,178)	25,298,635
Change in net assets	(68,269,547)	25,302,491
Net Assets:
Beginning of period	191,230,946	165,928,455
End of period (including distributions in excess of net investment income of $(1,270) and $(71), respectively)	$122,961,399	$191,230,946

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	282,855,327	517,467,514
Shares issued to shareholders in payment of distributions declared	17,429	402,225
Shares redeemed	(351,093,934)	(492,571,104)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(68,221,178)	25,298,635

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and Semi-Annual Shareholder Report
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regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2010, the Adviser waived $132,031 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2010, the net fee paid to FAS was 0.074% of average daily net assets of the Fund. FAS waived $11,546 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2010, the Fund did not incur Service Fees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $132,535,000 and $197,625,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

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6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

8. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Tax-Free Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
18

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Tax-Free Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Florida Municipal Cash Trust

(Effective June 30, 2010 - Federated Florida Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.007	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.72%	2.35%	3.23%	2.85%	1.70%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.64%[4]	0.60%[4]	0.57%	0.61%	0.61%
Net investment income	0.01%[3]	0.64%	2.27%	3.18%	2.81%	1.61%
Expense waiver/reimbursement[5]	0.38%[3]	0.22%	0.24%	0.18%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,617	$309,483	$228,675	$211,828	$231,061	$189,129
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.60% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.020	0.029	0.025	0.014
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.020	0.029	0.025	0.014
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.025)	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.025)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.48%	2.08%	2.94%	2.58%	1.44%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.88%[4]	0.86%[4]	0.85%	0.89%	0.87%
Net investment income	0.01%[3]	0.40%	2.04%	2.89%	2.49%	1.37%
Expense waiver/reimbursement[5]	0.65%[3]	0.26%	0.25%	0.23%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,344	$76,949	$53,115	$66,881	$131,842	$173,201
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.88% and 0.86% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.003	0.019	0.027	0.024	0.011
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.003	0.019	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.003)	(0.019)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.003)	(0.019)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.35%	1.93%	2.78%	2.42%	1.13%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	1.00%[5]	1.01%[5]	1.00%	1.03%	1.00%[4]
Net investment income	0.01%[4]	0.32%	1.81%	2.74%	2.37%	1.62%[4]
Expense waiver/reimbursement[6]	1.00%[4]	0.49%	0.45%	0.43%	0.38%	0.44%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,699	$108,241	$115,182	$93,416	$101,997	$124,304
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$2.38[2]
Cash II Shares	$1,000	$1,000.10	$2.38[3]
Cash Series Shares	$1,000	$1,000.10	$2.38[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.41	$2.41[2]
Cash II Shares	$1,000	$1,022.41	$2.41[3]
Cash Series Shares	$1,000	$1,022.41	$2.41[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.48%
Cash II Shares	0.48%
Cash Series Shares	0.48%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.62% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.07 and $3.11, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.88% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.36 and $4.41, respectively.
4	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.03% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.11 and $5.16, respectively.

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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	90.5%
Municipal Notes	8.7%
Commercial Paper	0.9%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	90.5%
8-30 Days	0.0%
31-90 Days	4.7%
91-180 Days	1.4%
181 Days or more	3.5%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Colorado – 1.8%
$5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 5/5/2010	5,980,000
		Florida – 82.7%
11,230,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A) Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	11,230,000
1,230,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	1,230,000
12,515,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	12,515,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Banknorth N.A. LOC), 0.350%, 5/6/2010	7,000,000
9,110,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	9,110,000
1,270,000		Collier County, FL HFA, (Series 2005) Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.400%, 5/5/2010	1,270,000
3,300,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.350%, 5/3/2010	3,300,000
3,200,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.460%, 5/6/2010	3,200,000
4,650,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	4,650,000
5,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.900%, 5/6/2010	5,520,000
19,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.550%, 5/5/2010	19,000,000
6,725,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	6,725,000
11,900,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.350%, 5/5/2010	11,900,000
4,640,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.350%, 5/5/2010	4,640,000
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Principal Amount			Value
$8,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.350%, 5/5/2010	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(Wachovia Bank N.A. LOC), 0.400%, 5/6/2010	5,500,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.010%, 5/6/2010	2,700,000
3,500,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 5/5/2010	3,500,000
23,750,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	23,750,000
10,560,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	10,560,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.400%, 5/6/2010	8,770,000
9,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2010	9,735,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.650%, 5/5/2010	5,000,000
8,525,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	8,525,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.320%, 5/6/2010	7,500,000
7,315,000		Palm Beach County, FL Airport System, (Series 2007) Weekly VRDNs (Galaxy Aviation)/(Citibank NA, New York LOC), 0.460%, 5/5/2010	7,315,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York Mellon LOC), 0.350%, 5/6/2010	6,410,000
1,140,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.370%, 5/3/2010	1,140,000
4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.460%, 5/6/2010	4,000,000
4,815,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.370%, 5/3/2010	4,815,000
5,000,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	5,000,000
3,105,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	3,105,000
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Principal Amount			Value
$25,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.340%, 5/3/2010	25,500,000
3,335,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.570%, 5/5/2010	3,335,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	10,000,000
4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/6/2010	4,775,000
1,500,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.)/(Bank of America N.A. LOC), 0.460%, 5/5/2010	1,500,000
		TOTAL	271,725,000
		Kentucky – 0.6%
2,065,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/6/2010	2,065,000
		Multi-State – 3.8%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1) Weekly VRDPs (Deutche Bank AG LIQ), 0.450%, 5/6/2010	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutche Bank AG LIQ), 0.450%, 5/6/2010	6,600,000
		TOTAL	12,600,000
		New Jersey – 6.0%
4,500,000		Howell Township, NJ, 2.75% BANs, 9/14/2010	4,513,145
3,452,620		Oakland Borough, NJ, 1.50% BANs, 2/11/2011	3,474,100
3,190,000		Randolph, NJ, 1.50% BANs, 3/30/2011	3,214,563
3,504,200		South Plainfield, NJ, 2.00% BANs, 7/1/2010	3,508,534
5,000,000		Vernon Township, NJ, 2.00% BANs, 1/7/2011	5,040,917
		TOTAL	19,751,259
		New York – 1.7%
4,000,000		Cohoes, NY City School District, 2.00% BANs, 6/24/2010	4,003,204
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1) Weekly VRDPs (Deutche Bank AG LIQ), 0.420%, 5/6/2010	1,500,000
		TOTAL	5,503,204
		Pennsylvania – 2.6%
3,500,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 5/5/2010	3,500,000
5,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	5,014,557
		TOTAL	8,514,557
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Principal Amount		Value
	West Virginia – 0.9%
$3,000,000	Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 0.65% CP (Virginia Electric & Power Co.), Mandatory Tender 6/7/2010	3,000,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	329,139,020
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(479,606)
	TOTAL NET ASSETS — 100%	$328,659,414
Securities that are subject to the federal alternative minimum tax (AMT) represent 60.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.9%	4.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $47,615,000, which represented 14.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $47,615,000, which represented 14.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$329,139,020
Income receivable		413,652
Receivable for shares sold		96,874
TOTAL ASSETS		329,649,546
Liabilities:
Payable for shares redeemed	$96,876
Bank overdraft	762,510
Income distribution payable	878
Payable for transfer and dividend disbursing agent fees and expenses	57,386
Payable for distribution services fee (Note 4)	6,314
Payable for shareholder services fee (Note 4)	18,133
Accrued expenses	48,035
TOTAL LIABILITIES		990,132
Net assets for 328,656,334 shares outstanding		$328,659,414
Net Assets Consist of:
Paid-in capital		$328,656,334
Accumulated net realized gain on investments		6,149
Distributions in excess of net investment income		(3,069)
TOTAL NET ASSETS		$328,659,414
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$187,617,214 ÷ 187,612,436 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$59,343,536 ÷ 59,340,759 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$81,698,664 ÷ 81,703,139 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$953,143
Expenses:
Investment adviser fee (Note 4)		$777,945
Administrative personnel and services fee (Note 4)		151,355
Custodian fees		8,073
Transfer and dividend disbursing agent fees and expenses		163,647
Directors'/Trustees' fees		1,014
Auditing fees		9,174
Legal fees		4,142
Portfolio accounting fees		54,591
Distribution services fee — Cash II Shares (Note 4)		84,313
Distribution services fee — Cash Series Shares (Note 4)		284,715
Shareholder services fee — Institutional Shares (Note 4)		255,592
Shareholder services fee — Cash II Shares (Note 4)		84,313
Shareholder services fee — Cash Series Shares (Note 4)		118,631
Account administration fee — Institutional Shares		8,552
Share registration costs		29,848
Printing and postage		18,454
Insurance premiums		2,580
Miscellaneous		1,176
TOTAL EXPENSES		2,058,115
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(396,284)
Waiver of administrative personnel and services fee	(3,351)
Waiver of distribution services fee — Cash II Shares	(64,709)
Waiver of distribution services fee — Cash Series Shares	(256,711)
Waiver of shareholder services fee — Institutional Shares	(91,808)
Waiver of shareholder services fee — Cash II Shares	(83,395)
Waiver of shareholder services fee — Cash Series Shares	(118,631)
Reimbursement of shareholder services fee — Institutional Shares	(103,727)
Reimbursement of shareholder services fee — Cash II Shares	(821)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,119,437)
Net expenses			938,678
Net investment income			14,465
Net realized gain on investments			7,373
Change in net assets resulting from operations			$21,838

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	YearEnded 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,465	$2,388,550
Net realized gain on investments	7,373	6,929
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,838	2,395,479
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,415)	(1,704,649)
Cash II Shares	(2,915)	(305,475)
Cash Series Shares	(4,098)	(363,536)
Distributions from net realized gain on investments
Institutional Shares	(2,346)	(74,222)
Cash II Shares	(705)	(20,054)
Cash Series Shares	(1,001)	(37,008)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,480)	(2,504,944)
Share Transactions:
Proceeds from sale of shares	432,023,679	1,202,347,373
Net asset value of shares issued to shareholders in payment of distributions declared	14,549	1,649,293
Cost of shares redeemed	(598,053,101)	(1,106,184,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(166,014,873)	97,811,781
Change in net assets	(166,014,515)	97,702,316
Net Assets:
Beginning of period	494,673,929	396,971,613
End of period (including distributions in excess of net investment income of $(3,069) and $(106), respectively)	$328,659,414	$494,673,929

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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15

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	274,977,043	$274,977,043	657,056,792	$657,056,792
Shares issued to shareholders in payment of distributions declared	5,956	5,956	929,876	929,876
Shares redeemed	(396,849,787)	(396,849,787)	(577,117,722)	(577,117,722)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(121,866,788)	$(121,866,788)	80,868,946	$80,868,946
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	52,306,208	$52,306,208	249,294,004	$249,294,004
Shares issued to shareholders in payment of distributions declared	3,570	3,570	324,943	324,943
Shares redeemed	(69,915,396)	(69,915,396)	(225,767,262)	(225,767,262)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(17,605,618)	$(17,605,618)	23,851,685	$23,851,685
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	104,740,428	$104,740,428	295,996,577	$295,996,577
Shares issued to shareholders in payment of distributions declared	5,023	5,023	394,474	394,474
Shares redeemed	(131,287,918)	(131,287,918)	(303,299,901)	(303,299,901)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(26,542,467)	$(26,542,467)	(6,908,850)	$(6,908,850)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(166,014,873)	$(166,014,873)	97,811,781	$97,811,781

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $396,284 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,351 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $321,420 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months Semi-Annual Shareholder Report
18

ended April 30, 2010, FSSC voluntarily reimbursed $104,548 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $293,834 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.62%, 0.88% and 1.03%, (the “Fee Limit”) respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $360,950,000 and $285,425,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 72.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.3% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Florida Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N344
Cusip 608919700
Cusip 60934N336

G00827-02 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Georgia Municipal Cash Trust

(Effective June 30, 2010  -  Federated Georgia Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.023	0.032	0.029	0.018
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.023	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.62%	2.32%	3.27%	2.94%	1.81%[3]
Ratios to Average Net Assets:
Net expenses	0.47%[4]	0.54%[5]	0.50%[5]	0.49%	0.49%	0.49%
Net investment income	0.02%[4]	0.58%	2.21%	3.21%	2.91%	1.81%
Expense waiver/reimbursement[6]	0.36%[4]	0.30%	0.31%	0.34%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$460,812	$877,529	$896,639	$785,009	$654,188	$532,323
1	Represents less than $0.001.
2	Based on net asset value. Total returns for the periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.54% and 0.50% for the year ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.40	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.46	$2.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.52%, (as noted in the Notes to Financial Statements, Note 4 under Expense Limitation) multiplied by the average account value over the period, multiplied by 181/365, to reflect expenses paid, as if they had been in effect throughout the most recent one-half-year period, would have been $2.58 and $2.61, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	71.0%
Municipal Notes	18.0%
Commercial Paper	11.1%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.8%
8-30 Days	17.1%
31-90 Days	0.0%
91-180 Days	0.4%
181 Days or more	6.8%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Georgia – 100.1%
$2,060,000		Albany-Dougherty, GA Payroll Development Authority, (Series 1997A) Weekly VRDNs (Flint River Services, Inc.)/(FHLB of Atlanta LOC), 0.450%, 5/6/2010	2,060,000
3,620,000		Alpharetta, GA, 1.25% Bonds, 5/1/2010	3,620,000
24,345,000		Atlanta, GA Airport General Revenue, (Series 2005 A-2), 0.45% CP (GTD by Bayerische Landesbank, Credit Agricole Corporate and Investment Bank, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/27/2010	24,345,000
27,040,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.50% CP (GTD by Bayerische Landesbank, Credit Agricole Corporate and Investment Bank, Landesbank Baden-Wurttemberg and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/27/2010	27,040,000
10,230,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	10,230,000
5,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	5,500,000
7,550,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 5/6/2010	7,550,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.470%, 5/6/2010	1,000,000
1,020,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.400%, 5/6/2010	1,020,000
4,180,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	4,180,000
6,300,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.600%, 5/6/2010	6,300,000
12,000,000		Bartow County, GA, 1.00% TANs, 12/31/2010	12,039,813
2,000,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	2,000,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.750%, 5/5/2010	4,800,000
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Principal Amount		Value
$3,330,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.300%, 5/6/2010	3,330,000
7,970,000	Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	7,970,000
2,000,000	Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	2,000,000
10,000,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 0.750%, 5/6/2010	10,000,000
2,120,000	Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/6/2010	2,120,000
5,500,000	Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.550%, 5/5/2010	5,500,000
33,975,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.900%, 5/6/2010	33,975,000
1,500,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	1,500,000
2,625,000	DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 0.600%, 5/5/2010	2,625,000
1,400,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.330%, 5/6/2010	1,400,000
2,290,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	2,290,000
2,125,000	Dooly County, GA IDA, (Series 2000) Weekly VRDNs (Flint River Services, Inc.)/(FHLB of Atlanta LOC), 0.380%, 5/6/2010	2,125,000
5,675,000	Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	5,675,000
2,350,000	Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 0.750%, 5/5/2010	2,350,000
5,100,000	Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.400%, 5/6/2010	5,100,000
3,705,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	3,705,000
25,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	25,000
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Principal Amount			Value
$1,450,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.290%, 5/5/2010	1,450,000
8,575,000		Fulton County, GA Development Authority, (Series 2008A), 0.50% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/1/2010	8,575,000
10,570,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/6/2010	10,570,000
4,300,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	4,300,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.400%, 5/15/2010	6,000,000
6,040,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.290%, 5/5/2010	6,040,000
10,750,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/6/2010	10,750,000
2,700,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.400%, 5/5/2010	2,700,000
1,760,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	1,760,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	2,685,000
25,760,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	25,760,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	5,740,000
2,000,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	2,000,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/6/2010	230,000
1,400,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,400,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,100,000
4,500,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	4,500,000
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Principal Amount			Value
$14,345,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.510%, 5/6/2010	14,345,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.680%, 5/5/2010	1,500,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.290%, 5/3/2010	3,800,000
180,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/6/2010	180,000
2,300,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.730%, 5/6/2010	2,300,000
1,000,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	1,000,000
995,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 5/6/2010	995,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.410%, 5/5/2010	7,770,000
12,940,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.550%, 5/6/2010	12,940,000
18,100,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.550%, 5/6/2010	18,100,000
10,515,000		Monroe County, GA Development Authority, Scherer Project (1st Series), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 1/7/2011	10,515,000
4,800,000		Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.320%, 5/5/2010	4,800,000
7,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 5/5/2010	7,000,000
25,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units Non-PPA Project, (Series A), 1.25% BANs, 5/7/2010	25,001,630
21,250,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	21,262,496
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/5/2010	4,000,000
2,700,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	2,700,000
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Principal Amount		Value
$4,600,000	Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.320%, 5/5/2010	4,600,000
3,000,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.150%, 5/5/2010	3,000,000
7,000,000	Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.560%, 5/6/2010	7,000,000
2,010,000	Savannah, GA Resources Recovery Development Authority, (Series 2009), 2.00% Bonds (Savannah, GA), 8/1/2010	2,017,065
2,000,000	Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 0.600%, 5/5/2010	2,000,000
1,000,000	Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,000,000
1,000,000	Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,000,000
2,300,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/5/2010	2,300,000
1,175,000	Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.530%, 5/6/2010	1,175,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	461,236,004
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(424,061)
	TOTAL NET ASSETS — 100%	$460,811,943
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.0%	5.0%
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2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $116,275,000, which represented 25.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $116,275,000, which represented 25.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$461,236,004
Cash		28,662
Income receivable		340,191
Receivable for shares sold		119
TOTAL ASSETS		461,604,976
Liabilities:
Payable for shares redeemed	$610,157
Payable for transfer and dividend disbursing agent fees and expenses	50,962
Payable for shareholder services fee (Note 4)	103,132
Accrued expenses	28,782
TOTAL LIABILITIES		793,033
Net assets for 460,823,841 shares outstanding		$460,811,943
Net Assets Consist of:
Paid-in capital		$460,823,841
Accumulated net realized loss on investments		(197)
Distributions in excess of net investment income		(11,701)
TOTAL NET ASSETS		$460,811,943
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$460,811,943 ÷ 460,823,841 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$1,698,336
Expenses:
Investment adviser fee (Note 4)		$1,392,568
Administrative personnel and services fee (Note 4)		270,893
Custodian fees		12,988
Transfer and dividend disbursing agent fees and expenses		236,554
Directors'/Trustees' fees		3,468
Auditing fees		9,184
Legal fees		4,382
Portfolio accounting fees		54,627
Shareholder services fee (Note 4)		860,210
Account administration fee		9,952
Share registration costs		25,619
Printing and postage		12,675
Insurance premiums		3,061
Miscellaneous		1,481
TOTAL EXPENSES		2,897,662
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,064,369)
Waiver of administrative personnel and services fee	(5,957)
Waiver of shareholder services fee	(169,754)
Reimbursement of shareholder services fee	(28,250)
TOTAL WAIVERS AND REIMBURSEMENT		(1,268,330)
Net expenses			$1,629,332
Net investment income			$69,004

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,004	$5,147,412
Net realized gain on investments	—	229,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,004	5,377,222
Distributions to Shareholders:
Distributions from net investment income	(78,920)	(5,109,130)
Distributions from net realized gain on investments	(221,244)	(369,409)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(300,164)	(5,478,539)
Share Transactions:
Proceeds from sale of shares	430,217,485	1,346,351,466
Net asset value of shares issued to shareholders in payment of distributions declared	277,961	5,021,933
Cost of shares redeemed	(846,981,004)	(1,370,382,750)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(416,485,558)	(19,009,351)
Change in net assets	(416,716,718)	(19,110,668)
Net Assets:
Beginning of period	877,528,661	896,639,329
End of period (including distributions in excess of net investment income of $(11,701) and $(1,785), respectively)	$460,811,943	$877,528,661

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	430,217,485	1,346,351,466
Shares issued to shareholders in payment of distributions declared	277,961	5,021,933
Shares redeemed	(846,981,004)	(1,370,382,750)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(416,485,558)	(19,009,351)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $1,064,369 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,957 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $28,250 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $169,754 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $316,590,000 and $593,070,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 0.52% (the “Fee Limit”), through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 64.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
17

expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Georgia Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
20

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Maryland Municipal Cash Trust

(Effective June 30, 2010 - Federated Maryland Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.020	0.030	0.027	0.016
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.020	0.030	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.020)	(0.030)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.020)	(0.030)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.16%	2.00%	3.05%	2.73%	1.61%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.74%	0.71%[4]	0.70%	0.69%	0.68%
Net investment income	0.01%[3]	0.18%	1.95%	3.01%	2.71%	1.58%
Expense waiver/reimbursement[5]	0.92%[3]	0.29%	0.20%	0.29%	0.43%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,582	$51,928	$140,108	$113,640	$92,330	$78,122
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.71% for the year ended October 31, 2008, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual:	$1,000	$1,000.10	$2.38
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,022.41	$2.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365, to reflect current expenses as if they had been in effect throughout the most recent one-half-year period would have been $3.47 and $3.51, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	91.5%
Municipal Notes	8.5%
Other Assets and Liabilities — Net[2,3]	(0.0)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.5%
8-30 Days	0.0%
31-90 Days	5.2%
91-180 Days	0.0%
181 Days or more	3.3%
Other Assets and Liabilities — Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		Maryland – 96.7%
$1,500,000		Baltimore County, MD MFH, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/ (FNMA LOC), 0.310%, 5/6/2010	1,500,000
760,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 5/5/2010	760,000
1,500,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 5/5/2010	1,500,000
1,170,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	1,170,000
2,000,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.450%, 5/6/2010	2,000,000
1,500,000		Maryland Community Development Administration — MFH, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2010	1,500,000
1,300,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.330%, 5/6/2010	1,300,000
1,405,000		Maryland Community Development Administration — MFH, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.330%, 5/6/2010	1,405,000
2,000,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.400%, 5/6/2010	2,000,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,750,000
735,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/7/2010	735,000
2,300,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 0.680%, 5/5/2010	2,300,000
1,800,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/7/2010	1,800,000
1,945,000		Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 5/6/2010	1,945,000
995,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/4/2010	995,500
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Principal Amount			Value
$1,900,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277), Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.500%, 5/6/2010	1,900,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.520%, 5/5/2010	1,300,000
1,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/7/2010	1,000,000
1,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	1,000,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.290%, 5/7/2010	1,500,000
1,500,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	1,500,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%, 5/3/2010	959,000
2,000,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	2,000,000
1,700,000		Washington County, MD EDRB, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	1,700,000
1,800,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.410%, 5/3/2010	1,800,000
		TOTAL	37,319,500
		Puerto Rico – 3.3%
1,280,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2011	1,280,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	38,599,500
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(17,898)
		TOTAL NET ASSETS — 100%	$38,581,602
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Securities that are subject to the federal alternative minimum tax (AMT) represent 55.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $3,500,000, which represented 9.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $3,500,000, which represented 9.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$38,599,500
Income receivable		24,266
TOTAL ASSETS		38,623,766
Liabilities:
Bank overdraft	$5,944
Payable for transfer and dividend disbursing agent fees and expenses	17,747
Payable for Directors'/Trustees' fees	457
Payable for portfolio accounting fees	6,736
Payable for share registration costs	9,787
Accrued expenses	1,493
TOTAL LIABILITIES		42,164
Net assets for 38,582,446 shares outstanding		$38,581,602
Net Assets Consist of:
Paid-in capital		$38,582,446
Accumulated net realized loss on investments		(393)
Distributions in excess of net investment income		(451)
TOTAL NET ASSETS		$38,581,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$38,581,602 ÷ 38,582,446 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$111,520
Expenses:
Investment adviser fee (Note 4)		$90,821
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		1,193
Transfer and dividend disbursing agent fees and expenses		32,888
Directors'/Trustees' fees		390
Auditing fees		9,185
Legal fees		3,013
Portfolio accounting fees		20,754
Shareholder services fee (Note 4)		50,422
Account administration fee		4,144
Share registration costs		22,020
Printing and postage		7,209
Insurance premiums		2,209
Miscellaneous		331
TOTAL EXPENSES		318,963
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(90,821)
Waiver of administrative personnel and services fee	(12,170)
Waiver of shareholder services fee	(48,241)
Reimbursement of shareholder services fee	(403)
Reimbursement of other operating expenses	(57,676)
TOTAL WAIVERS AND REIMBURSEMENTS		(209,311)
Net expenses			109,652
Net investment income			$1,868

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,868	$202,226
Net realized gain on investments	—	2,136
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,868	204,362
Distributions to Shareholders:
Distributions from net investment income	(2,261)	(182,335)
Distributions from net realized gain on investments	(1,531)	(73,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,792)	(256,059)
Share Transactions:
Proceeds from sale of shares	43,727,037	264,164,456
Net asset value of shares issued to shareholders in payment of distributions declared	3,257	205,667
Cost of shares redeemed	(57,074,595)	(352,498,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,344,301)	(88,128,172)
Change in net assets	(13,346,225)	(88,179,869)
Net Assets:
Beginning of period	51,927,827	140,107,696
End of period (including distributions in excess of net investment income of $(451) and $(58), respectively)	$38,581,602	$51,927,827

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	43,727,037	264,164,456
Shares issued to shareholders in payment of distributions declared	3,257	205,667
Shares redeemed	(57,074,595)	(352,498,295)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,344,301)	(88,128,172)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived its entire fee of $90,821 and voluntarily reimbursed $57,676 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FAS waived $12,170 of its fee. The net fee paid to FAS was 0.274% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $403 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $48,241 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,015,500 and $27,780,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.70% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; Semi-Annual Shareholder Report
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 86.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in Semi-Annual Shareholder Report
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these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Maryland Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Maryland Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

G01175-01 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Massachusetts Municipal Cash Trust

(Effective June 30, 2010 - Federated Massachusetts Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.021	0.031	0.027	0.016
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.021	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.41%	2.12%	3.17%	2.77%	1.65%[3]
Ratios to Average Net Assets:
Net expenses	0.44%[4]	0.62%	0.60%[5]	0.59%	0.60%	0.58%
Net investment income	0.01%[4]	0.39%	2.07%	3.10%	2.73%	1.58%
Expense waiver/reimbursement[6]	0.40%[4]	0.23%	0.22%	0.24%	0.31%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$214,400	$286,896	$291,499	$258,324	$250,048	$218,891
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.60% for the year ended October 31, 2008, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.017	0.027	0.023	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.017	0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.017)	(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.11%	1.71%	2.76%	2.37%	1.10%[4]
Ratios to Average Net Assets:
Net expenses	0.43%[5]	0.92%	1.00%[6]	0.99%	1.00%	1.00%[5]
Net investment income	0.01%[5]	0.10%	1.50%	2.72%	2.33%	1.61%[5]
Expense waiver/reimbursement[7]	1.01%[5]	0.55%	0.44%	0.47%	0.54%	0.60%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$103,427	$121,016	$136,764	$34,709	$16,158	$16,646
1	Reflects operations for the period from January 29, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2008, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.20	$2.18[2]
Cash Series Shares	$1,000	$1,000.20	$2.13[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.61	$2.21[2]
Cash Series Shares	$1,000	$1,022.66	$2.16[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.44%
Cash Series Shares	0.43%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.60% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.03 and $3.06, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.0%
Municipal Notes	23.6%
Commercial Paper	4.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.1%
8-30 Days	3.5%
31-90 Days	6.8%
91-180 Days	11.0%
181 Days or more	6.4%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Massachusetts – 97.8%
$2,130,777		Acton, MA, 1.50% BANs, 6/30/2010	2,133,733
2,900,000		Amesbury, MA, 1.35% BANs, 12/17/2010	2,909,968
2,015,958		Ayer, MA, 1.50% BANs, 6/24/2010	2,017,434
1,907,744		Barnstable, MA, 1.50% BANs, 6/17/2010	1,909,817
3,000,000		Billerica, MA, 1.50% BANs, 5/21/2010	3,001,223
7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.310%, 5/5/2010	7,625,000
3,100,000		Carver, MA, 1.50% BANs, 5/21/2010	3,100,929
2,650,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.300%, 5/3/2010	2,650,000
3,100,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/6/2010	3,100,000
3,200,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.290%, 5/6/2010	3,200,000
15,875,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.300%, 5/5/2010	15,875,000
5,025,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.300%, 5/6/2010	5,025,000
3,000,000		Easton, MA, 1.50% BANs, 2/23/2011	3,020,568
1,112,610		Hull, MA, 1.50% BANs, 7/9/2010	1,113,651
5,200,000		Littleton, MA, 1.50% BANs, 10/15/2010	5,218,891
4,500,000		Lowell, MA, 2.00% BANs, 9/17/2010	4,519,538
2,000,000		Lynn, MA, 1.75% BANs, 10/15/2010	2,004,515
3,670,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.370%, 5/5/2010	3,670,000
16,335,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.350%, 5/3/2010	16,335,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.390%, 5/6/2010	4,050,000
10,370,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 5/6/2010	10,370,000
2,950,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	2,950,000
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6

Principal Amount			Value
$4,977,000		Massachusetts Development Finance Agency, (Issue 4), 0.43% CP (FHLB of Boston LOC), Mandatory Tender 8/2/2010	4,977,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	4,900,000
7,970,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	7,970,000
4,865,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.280%, 5/5/2010	4,865,000
3,345,000	[3,4]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.300%, 5/6/2010	3,345,000
1,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	1,200,000
1,560,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	1,560,000
1,980,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	1,980,000
10,325,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	10,325,000
14,900,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.300%, 5/6/2010	14,900,000
5,000,000		Massachusetts HEFA, (Series EE), 0.32% CP (Harvard University), Mandatory Tender 5/10/2010	5,000,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.310%, 5/6/2010	5,000,000
7,245,000	[3,4]	Massachusetts HEFA, State Trust (Series 2009-27C) Weekly VRDNs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	7,245,000
3,300,000		Massachusetts IFA, (Series 1992B), 0.70% CP (New England Power Co.), Mandatory Tender 5/3/2010	3,300,000
3,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	3,000,000
1,480,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	1,480,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	2,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	4,000,000
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7

Principal Amount			Value
$3,695,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.300%, 5/5/2010	3,695,000
6,200,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(Banco Santander, S.A. LOC), 0.300%, 5/6/2010	6,200,000
3,075,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.300%, 5/5/2010	3,075,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Banco Santander, S.A. LOC), 0.290%, 5/6/2010	3,500,000
3,180,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.280%, 5/6/2010	3,180,000
3,740,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(TD Banknorth N.A. LOC), 0.280%, 5/6/2010	3,740,000
10,980,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, S.A. LOC), 0.400%, 5/6/2010	10,980,000
1,400,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.300%, 5/5/2010	1,400,000
7,390,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	7,390,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	5,000,000
3,470,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.330%, 5/6/2010	3,470,000
9,855,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	9,855,000
12,540,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.550%, 5/6/2010	12,540,000
1,550,000		Medfield, MA, 1.50% BANs, 6/18/2010	1,551,517
1,500,000		Medway, MA, 1.35% BANs, 6/4/2010	1,500,483
2,752,797		Medway, MA, 1.50% BANs, 8/15/2010	2,758,746
2,888,075		North Reading, MA, 1.50% BANs, 9/16/2010	2,893,477
2,605,000		Northampton, MA, 1.25% BANs, 6/30/2010	2,607,338
2,476,000		Pittsfield, MA, 1.75% BANs, 6/30/2010	2,478,007
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8

Principal Amount		Value
$4,426,900	Pittsfield, MA, 2.00% BANs, 10/15/2010	4,451,415
5,000,000	Revere, MA, 1.50% BANs, 8/6/2010	5,005,913
1,100,000	Rowley, MA, 2.25% BANs, 5/7/2010	1,100,133
3,669,000	Salisbury, MA, 1.50% BANs, 7/23/2010	3,674,790
2,183,000	Saugus, MA, 1.50% BANs, 3/3/2011	2,192,059
3,065,000	Southwick, MA, 1.50% BANs, 7/30/2010	3,070,638
2,563,699	Spencer, MA, 2.00% BANs, 6/18/2010	2,567,052
8,025,000	Westfield, MA, 1.25% BANs, 1/14/2011	8,054,237
	TOTAL	310,778,072
	Puerto Rico – 2.0%
6,300,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.310%, 5/5/2010	6,300,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	317,078,072
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	748,766
	TOTAL NET ASSETS — 100%	$317,826,838
At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $94,790,000, which represented 29.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $94,790,000, which represented 29.8% of total net assets.
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9

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$317,078,072
Income receivable		848,680
TOTAL ASSETS		317,926,752
Liabilities:
Bank overdraft	$7,336
Income distribution payable	1,339
Payable for investment adviser fee (Note 4)	7,262
Payable for account administration fee	21,506
Payable for transfer and dividend disbursing agent fees and expenses	28,988
Payable for Directors'/Trustees' fees	537
Payable for portfolio accounting fees	15,235
Payable for share registration costs	16,039
Accrued expenses	1,672
TOTAL LIABILITIES		99,914
Net assets for 317,644,457 shares outstanding		$317,826,838
Net Assets Consist of:
Paid-in capital		$317,644,669
Accumulated net realized gain on investments		184,829
Distributions in excess of net investment income		(2,660)
TOTAL NET ASSETS		$317,826,838
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$214,400,236 ÷ 214,273,110 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$103,426,602 ÷ 103,371,347 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$809,329
Expenses:
Investment adviser fee (Note 4)		$732,582
Administrative personnel and services fee (Note 4)		142,535
Custodian fees		7,146
Transfer and dividend disbursing agent fees and expenses		105,736
Directors'/Trustees' fees		1,288
Auditing fees		9,185
Legal fees		3,700
Portfolio accounting fees		48,199
Distribution services fee — Cash Series Shares (Note 4)		349,705
Shareholder services fee — Institutional Service Shares (Note 4)		228,556
Shareholder services fee — Cash Series Shares (Note 4)		145,710
Account administration fee — Institutional Service Shares		69,904
Share registration costs		26,048
Printing and postage		11,963
Insurance premiums		2,455
Miscellaneous		1,000
TOTAL EXPENSES		1,885,712
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(292,785)
Waiver of administrative personnel and services fee	(3,161)
Waiver of distribution services fee — Cash Series Shares	(349,705)
Waiver of shareholder services fee — Institutional Service Shares	(116,850)
Waiver of shareholder services fee — Cash Series Shares	(145,710)
Reimbursement of shareholder services fee — Institutional Service Shares	(111,706)
Reimbursement of account administration fee — Institutional Service Shares	(69,904)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,089,821)
Net expenses			795,891
Net investment income			13,438
Net realized gain on investments			188,112
Change in net assets resulting from operations			$201,550

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,438	$1,263,441
Net realized gain on investments	188,112	60,626
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	201,550	1,324,067
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(10,671)	(1,102,960)
Cash Series Shares	(5,049)	(137,183)
Distributions from net realized gain on investments
Institutional Service Shares	(42,272)	(41,695)
Cash Series Shares	(18,262)	(22,598)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,254)	(1,304,436)
Share Transactions:
Proceeds from sale of shares	315,534,465	889,559,869
Net asset value of shares issued to shareholders in payment of distributions declared	36,394	547,124
Cost of shares redeemed	(405,781,389)	(910,476,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(90,210,530)	(20,369,818)
Change in net assets	(90,085,234)	(20,350,187)
Net Assets:
Beginning of period	407,912,072	428,262,259
End of period (including distributions in excess of net investment income of $(2,660) and $(378), respectively)	$317,826,838	$407,912,072

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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14

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	231,399,719	$231,399,719	622,472,033	$622,472,033
Shares issued to shareholders in payment of distributions declared	13,123	13,123	387,986	387,986
Shares redeemed	(303,989,681)	(303,989,681)	(627,475,538)	(627,475,538)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(72,576,839)	$(72,576,839)	(4,615,519)	$(4,615,519)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	84,134,746	$84,134,746	267,087,836	$267,087,836
Shares issued to shareholders in payment of distributions declared	23,271	23,271	159,138	159,138
Shares redeemed	(101,791,708)	(101,791,708)	(283,001,273)	(283,001,273)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,633,691)	$(17,633,691)	(15,754,299)	$(15,754,299)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(90,210,530)	$(90,210,530)	(20,369,818)	$(20,369,818)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $292,785 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,161 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $111,706 of shareholder services fees and $69,904 of account administration fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $262,560 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.60% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,255,000 and $205,665,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 50.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.0% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC)
agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
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expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Massachusetts Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919882
Cusip 60934N518

1052806 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Michigan Municipal Cash Trust

(Effective June 30, 2010  -  Federated Michigan Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.55%	2.34%	3.23%	2.88%	1.72%
Ratios to Average Net Assets:
Net expenses	0.57%[3]	0.60%[4]	0.57%[4]	0.56%	0.56%	0.56%
Net investment income	0.04%[3]	0.56%	2.27%	3.19%	2.87%	1.71%
Expense waiver/reimbursement[5]	0.27%[3]	0.26%	0.26%	0.29%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,306	$265,241	$655,274	$232,700	$198,530	$170,683
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.60% and 0.57% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.024	0.033	0.030	0.019
Net realized gain (loss) on investments	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.007	0.024	0.033	0.030	0.019
Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.024)	(0.033)	(0.030)	(0.019)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.007)	(0.024)	(0.033)	(0.030)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.72%	2.51%	3.39%	3.05%	1.89%[3]
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.44%[5]	0.41%[5]	0.40%	0.40%	0.40%
Net investment income	0.18%[4]	0.76%	2.43%	3.34%	3.00%	1.84%
Expense waiver/reimbursement[6]	0.16%[4]	0.17%	0.17%	0.20%	0.41%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,090	$39,342	$81,651	$79,573	$47,176	$41,364
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.44% and 0.41% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.20	$2.83
Institutional Shares	$1,000	$1,000.90	$2.13
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.97	$2.86
Institutional Shares	$1,000	$1,022.66	$2.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.57%
Institutional Shares	0.43%

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4

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.7%
Municipal Notes	28.1%
Commercial Paper	2.6%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.6%
8-30 Days	0.0%
31-90 Days	2.6%
91-180 Days	19.9%
181 Days or more	2.3%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.4%;1,2
		Michigan – 97.1%
$13,500,000		East Lansing, MI School District, (2000 School Building and Site Bonds), 5.625% Bonds (United States Treasury PRF 5/1/2010@100), 5/1/2030	13,500,000
900,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.740%, 5/5/2010	900,000
900,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/5/2010	900,000
675,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.530%, 5/6/2010	675,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	2,500,000
7,235,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.470%, 5/6/2010	7,235,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.090%, 5/6/2010	7,825,000
4,000,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2010	4,000,000
3,535,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.470%, 5/6/2010	3,535,000
3,130,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	3,130,000
8,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	8,600,000
14,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 5/6/2010	14,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.550%, 5/5/2010	3,100,000
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	3,014,387
5,855,000		Michigan State Building Authority, (Series 5), 0.35% CP (Bank of New York Mellon and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/24/2010	5,855,000
36,505,000		Michigan State Financial Authority, (Series 1999B), 2.75% TOBs (Ascension Health Credit Group), Mandatory Tender 8/15/2010	36,726,074
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Principal Amount		Value
$1,360,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 5/3/2010	1,360,000
2,000,000	Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 5/3/2010	2,000,000
2,600,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	2,600,000
880,000	Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.460%, 5/6/2010	880,000
6,125,000	Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 5/5/2010	6,125,000
1,725,000	Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.520%, 5/6/2010	1,725,000
650,000	Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 1.020%, 5/5/2010	650,000
110,000	Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Bank of America N.A. LOC), 0.570%, 5/5/2010	110,000
490,000	Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.570%, 5/5/2010	490,000
900,000	Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 0.900%, 5/5/2010	900,000
550,000	Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Bank of America N.A. LOC), 0.570%, 5/5/2010	550,000
3,100,000	Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.500%, 5/6/2010	3,100,000
800,000	Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.570%, 5/6/2010	800,000
105,000	Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Cincinnati LOC), 0.680%, 5/6/2010	105,000
1,400,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 5/5/2010	1,400,000
1,200,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 0.900%, 5/5/2010	1,200,000
905,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.500%, 5/6/2010	905,000
800,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	800,000
3,065,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.500%, 5/6/2010	3,065,000
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7

Principal Amount		Value
$1,500,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	1,500,000
600,000	Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.200%, 5/5/2010	600,000
1,000,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.380%, 5/6/2010	1,000,000
4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.600%, 5/6/2010	4,000,000
2,050,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	2,050,000
1,300,000	Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/5/2010	1,300,000
1,900,000	Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.570%, 5/5/2010	1,900,000
725,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.560%, 5/6/2010	725,000
1,910,000	Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.350%, 5/5/2010	1,910,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,620,000
815,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	815,000
2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 5/6/2010	2,800,000
1,526,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.300%, 5/5/2010	1,526,000
5,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	5,030,478
1,890,000	Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,890,000
1,800,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/5/2010	1,800,000
2,275,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.490%, 5/6/2010	2,275,000
2,135,000	Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/ (Comerica Bank LOC), 0.500%, 5/6/2010	2,135,000
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Principal Amount		Value
$1,540,000	Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/6/2010	1,540,000
1,500,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	1,500,000
2,300,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	2,300,000
2,200,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.550%, 5/3/2010	2,200,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,820,000
9,815,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/7/2010	9,815,000
3,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	3,000,000
1,415,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/7/2010	1,415,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/7/2010	5,790,000
3,160,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	3,160,000
1,200,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.200%, 5/5/2010	1,200,000
2,525,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	2,525,000
3,000,000	Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/6/2010	3,000,000
	TOTAL	218,901,939
	Puerto Rico – 2.3%
5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2011	5,195,000
	TOTAL MUNICIPAL INVESTMENTS — 99.4% (AT AMORTIZED COST)[5]	224,096,939
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[6]	1,298,727
	TOTAL NET ASSETS — 100%	$225,395,666
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Securities that are subject to the federal alternative minimum tax (AMT) represent 49.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.5%	4.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $14,500,000, which represented 6.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $14,500,000, which represented 6.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

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10

The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC(s)	— Letter(s) of Credit
PCA	— Pollution Control Authority
PRF	— Prerefunded
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANS	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$224,096,939
Cash		48,361
Income receivable		1,048,663
Receivable for shares sold		318,065
TOTAL ASSETS		225,512,028
Liabilities:
Payable for shares redeemed	$6,824
Income distribution payable	1,220
Payable for transfer and dividend disbursing agent fees and expenses	55,688
Payable for portfolio accounting fees	20,742
Payable for shareholder services fee (Note 5)	29,011
Accrued expenses	2,877
TOTAL LIABILITIES		116,362
Net assets for 225,437,379 shares outstanding		$225,395,666
Net Assets Consist of:
Paid-in capital		$225,474,576
Accumulated net realized loss on investments		(76,355)
Distributions in excess of net investment income		(2,555)
TOTAL NET ASSETS		$225,395,666
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$193,306,061 ÷ 193,363,490 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$32,089,605 ÷ 32,073,889 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$828,664
Expenses:
Investment adviser fee (Note 5)		$538,399
Administrative personnel and services fee (Note 5)		104,750
Custodian fees		6,345
Transfer and dividend disbursing agent fees and expenses		43,065
Directors'/Trustees' fees		4,067
Auditing fees		9,184
Legal fees		4,714
Portfolio accounting fees		45,298
Shareholder services fee — Institutional Service Shares (Note 5)		267,652
Account administration fee — Institutional Service Shares		21,884
Share registration costs		25,829
Printing and postage		10,645
Insurance premiums		2,708
Miscellaneous		1,275
TOTAL EXPENSES		1,085,815
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(208,638)
Waiver of administrative personnel and services fee	(2,320)
Waiver of shareholder services fee — Institutional Service Shares	(18,830)
Reimbursement of shareholder services fee — Institutional Service Shares	(108,510)
TOTAL WAIVERS AND REIMBURSEMENT		$(338,298)
Net expenses			747,517
Net investment income			$81,147

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	YearEnded 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$81,147	$4,676,609
Net realized loss on investments	—	(76,355)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,147	4,600,254
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(44,056)	(4,332,913)
Institutional Shares	(33,061)	(362,843)
Distributions from net realized gain on investments
Institutional Service Shares	—	(140,923)
Institutional Shares	—	(16,804)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(77,117)	(4,853,483)
Share Transactions:
Proceeds from sale of shares	335,590,302	1,966,176,592
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	—	274,292,459
Net asset value of shares issued to shareholders in payment of distributions declared	41,689	3,329,802
Cost of shares redeemed	(414,823,733)	(2,675,887,513)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(79,191,742)	(432,088,660)
Change in net assets	(79,187,712)	(432,341,889)
Net Assets:
Beginning of period	304,583,378	736,925,267
End of period (including distributions in excess of net investment income of $(2,555) and $(6,585), respectively)	$225,395,666	$304,583,378

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On November 21, 2008, the Fund received assets from Fifth Third Michigan Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of the Fund Issued	Fifth Third Michigan Municipal Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
274,248,754	$274,292,459	$793,871,581	$1,068,164,040

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class Semi-Annual Shareholder Report
15

based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	184,416,365	$184,416,365	1,768,875,870	$1,768,875,870
Shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	—	—	274,248,754	274,292,459
Shares issued to shareholders in payment of distributions declared	18,274	18,274	3,173,146	3,173,146
Shares redeemed	(256,373,236)	(256,373,236)	(2,436,145,975)	(2,436,145,975)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(71,938,597)	$(71,938,597)	(389,848,205)	$(389,804,500)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	151,173,937	$151,173,937	197,300,722	$197,300,722
Shares issued to shareholders in payment of distributions declared	23,415	23,415	156,656	156,656
Shares redeemed	(158,450,497)	(158,450,497)	(239,741,538)	(239,741,538)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,253,145)	$(7,253,145)	(42,284,160)	$(42,284,160)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(79,191,742)	$(79,191,742)	(432,132,365)	$(432,088,660)

4. FEDERAL TAX INFORMATION

At October 31, 2009, the Fund had a capital loss carryforward of $76,355 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $208,638 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,320 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $108,510 of Service Fees. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $18,830 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $165,505,000 and $204,045,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.59% and 0.43% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 70.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.2% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
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expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Michigan Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N385
Cusip 60934N377

G01456-02 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Minnesota Municipal Cash Trust

(Effective June 30, 2010 - Federated Minnesota Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[1]	0.005	0.024	0.034	0.030	0.019
Net realized gain on investments	0.002	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.005	0.024	0.034	0.030	0.019
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.024)	(0.034)	(0.030)	(0.019)
Distributions from net realized gain on investments	(0.002)	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.005)	(0.024)	(0.034)	(0.030)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.28%	0.53%	2.48%	3.44%	3.07%	1.95%[4]
Ratios to Average Net Assets:
Net expenses	0.35%[5]	0.39%[6]	0.34%[6]	0.33%	0.33%	0.33%
Net investment income	0.11%[5]	0.51%	2.45%	3.38%	3.05%	1.92%
Expense waiver/reimbursement[7]	0.23%[5]	0.22%	0.22%	0.22%	0.34%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,953	$257,338	$336,149	$348,861	$346,966	$279,890
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39% and 0.34% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.001	0.018	0.028	0.025	0.014
Net realized gain on investments	0.002	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.018	0.028	0.025	0.014
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.018)	(0.028)	(0.025)	(0.014)
Distributions from net realized gain on investments	(0.002)	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.018)	(0.028)	(0.025)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.23%	0.13%	1.80%	2.83%	2.56%	1.44%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.80%[5]	1.01%[5]	0.92%	0.83%	0.83%
Net investment income	0.00%[4]	0.10%	1.76%	2.79%	2.47%	1.42%
Expense waiver/reimbursement[6]	0.87%[4]	0.56%	0.30%	0.38%	0.48%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,775	$39,106	$58,862	$73,436	$81,560	$149,781
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.80	$1.74
Cash Series Shares	$1,000	$1,002.30	$2.28[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.06	$1.76
Cash Series Shares	$1,000	$1,022.51	$2.31[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Cash Series Shares	0.46%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.

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4

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.2%
Municipal Notes	16.4%
Commercial Paper	4.2%
Other Assets and Liabilities — Net[2]	(2.8)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.2%
8-30 Days	0.0%
31-90 Days	4.2%
91-180 Days	13.4%
181 Days or more	3.0%
Other Assets and Liabilities — Net[2]	(2.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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5

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 102.8%;1,2
	Minnesota – 102.8%
$1,745,000	Albany, MN ISD No. 745, (Series C), 1.50% TANs (GTD by Minnesota State), 9/17/2010	1,748,289
7,225,000	Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.520%, 5/5/2010	7,225,000
5,280,000	Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.330%, 5/3/2010	5,280,000
1,000,000	Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.270%, 5/6/2010	1,000,000
675,000	Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 0.670%, 5/6/2010	675,000
4,155,000	Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.570%, 5/4/2010	4,155,000
1,200,000	Chisholm, MN ISD No. 695, (Series A), 1.50% TANs (GTD by Minnesota State), 9/14/2010	1,202,213
3,400,000	Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	3,400,000
6,865,000	Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.360%, 5/7/2010	6,865,000
4,325,000	Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.360%, 5/6/2010	4,325,000
8,800,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.300%, 5/6/2010	8,800,000
1,000,000	Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.550%, 5/6/2010	1,000,000
1,345,000	Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.530%, 5/1/2010	1,345,000
3,320,000	Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.310%, 5/6/2010	3,320,000
1,395,000	Kenyon-Wanamingo, MN ISD No.2172, (Series D), 1.50% TANs (GTD by Minnesota State), 9/10/2010	1,399,258
4,615,000	Lake Superior, MN ISD No. 381, (Series C), 2.00% TRANs (GTD by Minnesota State), 8/11/2010	4,624,544
800,000	Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	800,000
985,000	Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	985,000
400,000	Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	400,000
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6

Principal Amount			Value
$8,250,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	8,250,000
600,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	600,000
3,520,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 5/6/2010	3,520,000
10,360,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.310%, 5/6/2010	10,360,000
4,600,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.300%, 5/6/2010	4,600,000
7,000,000		Minnesota Rural Water Finance Authority, (Series 2010), 0.65% BANs, 4/15/2011	7,000,000
22,300,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/6/2010	22,300,000
4,000,000		Minnesota State HFA, (2009 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.320%, 5/6/2010	4,000,000
6,700,000		Minnesota State HFA, (2009 Series F), Weekly VRDNs (FHLB of Des Moines LIQ), 0.320%, 5/6/2010	6,700,000
4,560,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	4,560,000
1,755,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.300%, 5/6/2010	1,755,000
4,070,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.300%, 5/6/2010	4,070,000
4,400,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.300%, 5/6/2010	4,400,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 5/6/2010	7,300,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	15,079,775
590,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.610%, 5/6/2010	590,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	1,965,000
4,510,000		Perham, MN ISD No. 549, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	4,524,471
335,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.670%, 5/6/2010	335,000
3,180,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.520%, 5/6/2010	3,180,000
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7

Principal Amount		Value
$5,085,000	Robbinsdale, MN, (Series 2008A-1), Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/6/2010	5,085,000
10,000,000	Rochester, MN Health Care Facility Authority, (Series 2000A), 0.28% CP (Mayo Clinic), Mandatory Tender 6/8/2010	10,000,000
3,500,000	Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.330%, 5/6/2010	3,500,000
1,080,000	Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	1,080,000
600,000	Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	600,000
5,100,000	Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	5,100,000
10,700,000	St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	10,700,000
1,490,000	St. Joseph, MN, (Series 2002: Vicwest Project), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.570%, 5/4/2010	1,490,000
6,260,000	St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	6,260,000
1,140,000	St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	1,140,000
5,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.380%, 5/7/2010	5,000,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE), Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.370%, 5/6/2010	1,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB), Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.270%, 5/6/2010	3,000,000
1,200,000	St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.760%, 5/6/2010	1,200,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.270%, 5/6/2010	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.270%, 5/6/2010	1,000,000
2,500,000	St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.570%, 5/6/2010	2,500,000
3,800,000	Stevens County, MN, (Series 2006), Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.550%, 5/6/2010	3,800,000
1,610,000	Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	1,610,000
3,335,000	Waseca, MN ISD No. 829, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	3,345,102
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8

Principal Amount		Value
$1,535,000	White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	1,535,000
	TOTAL MUNICIPAL INVESTMENTS — 102.8% (AT AMORTIZED COST)[5]	244,283,652
	OTHER ASSETS AND LIABILITIES - NET — (2.8)%[6]	(6,555,568)
	TOTAL NET ASSETS — 100%	$237,728,084
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.3%	1.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $4,560,000, which represented 1.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $4,560,000, which represented 1.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$244,283,652
Cash		23,327
Income receivable		481,860
TOTAL ASSETS		244,788,839
Liabilities:
Payable for investments purchased	$7,004,044
Payable for shares redeemed	227
Income distribution payable	10,482
Payable for Directors'/Trustees' fees	596
Payable for distribution services fee (Note 4)	2,231
Payable for shareholder services fee (Note 4)	358
Accrued expenses	42,817
TOTAL LIABILITIES		7,060,755
Net assets for 237,717,375 shares outstanding		$237,728,084
Net Assets Consist of:
Paid-in capital		$237,717,335
Accumulated net realized gain on investments		11,882
Distributions in excess of net investment income		(1,133)
TOTAL NET ASSETS		$237,728,084
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$193,952,866 ÷ 193,937,243 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$43,775,218 ÷ 43,780,132 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$615,663
Expenses:
Investment adviser fee (Note 4)		$528,268
Administrative personnel and services fee (Note 4)		102,785
Custodian fees		5,065
Transfer and dividend disbursing agent fees and expenses		35,965
Directors'/Trustees' fees		1,039
Auditing fees		9,184
Legal fees		3,813
Portfolio accounting fees		39,568
Distribution services fee — Cash Series Shares (Note 4)		109,263
Shareholder services fee — Cash Series Shares (Note 4)		54,413
Share registration costs		26,791
Printing and postage		12,134
Insurance premiums		2,432
Miscellaneous		976
TOTAL EXPENSES		931,696
Waivers (Note 4):
Waiver of investment adviser fee	$(297,027)
Waiver of administrative personnel and services fee	(2,282)
Waiver of distribution services fee — Cash Series Shares	(85,471)
Waiver of shareholder services fee — Cash Series Shares	(54,413)
TOTAL WAIVERS		(439,193)
Net expenses			492,503
Net investment income			123,160
Net realized gain on investments			12,958
Change in net assets resulting from operations			$136,118

See Notes which are an integral part of the Financial Statements

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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$123,160	$1,719,379
Net realized gain on investments	12,958	608,938
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,118	2,328,317
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(124,197)	(1,657,378)
Cash Series Shares	—	(55,541)
Distributions from net realized gain on investments
Institutional Shares	(508,348)	(144,505)
Cash Series Shares	(98,067)	(24,358)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(730,612)	(1,881,782)
Share Transactions:
Proceeds from sale of shares	320,793,409	677,030,023
Net asset value of shares issued to shareholders in payment of distributions declared	208,808	386,078
Cost of shares redeemed	(379,123,434)	(776,429,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,121,217)	(99,013,000)
Change in net assets	(58,715,711)	(98,566,465)
Net Assets:
Beginning of period	296,443,795	395,010,260
End of period (including distributions in excess of net investment income of $(1,133) and $(96), respectively)	$237,728,084	$296,443,795

See Notes which are an integral part of the Financial Statements

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13

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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14

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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15

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	264,229,317	$264,229,317	569,532,599	$569,532,599
Shares issued to shareholders in payment of distributions declared	110,867	110,867	306,712	306,712
Shares redeemed	(327,226,494)	(327,226,494)	(649,030,338)	(649,030,338)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(62,886,310)	$(62,886,310)	(79,191,027)	$(79,191,027)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	56,564,092	$56,564,092	107,497,424	$107,497,424
Shares issued to shareholders in payment of distributions declared	97,941	97,941	79,366	79,366
Shares redeemed	(51,896,940)	(51,896,940)	(127,398,763)	(127,398,763)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,765,093	$4,765,093	(19,821,973)	$(19,821,973)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(58,121,217)	$(58,121,217)	(99,013,000)	$(99,013,000)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $297,027 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FAS waived $2,282 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $85,471 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $21,321 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur a Service Fee. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $54,413 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 1.02% (the “Fee Limit”), Semi-Annual Shareholder Report
17

respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $208,085,000 and $223,045,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 61.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.3% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Semi-Annual Shareholder Report
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concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Minnesota Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Minnesota Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

1052807 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

New Jersey Municipal Cash Trust

(Effective June 30, 2010 - Federated New Jersey Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1,2]	0.006	0.022	0.032	0.028	0.017
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.022	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.022)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.022)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	0.63%	2.27%	3.22%	2.85%	1.69%
Ratios to Average Net Assets:
Net expenses	0.57%[4]	0.60%[5]	0.56%[5]	0.55%	0.56%	0.58%
Net investment income	0.06%[4]	0.66%	2.14%	3.17%	2.81%	1.64%
Expense waiver/reimbursement[6]	0.06%[4]	0.04%	0.03%	0.05%	0.05%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,310	$86,658	$177,653	$99,657	$79,176	$75,179
1	Represents less than $0.001.
2	Calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1,2]	0.005	0.021	0.030	0.027	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.021	0.030	0.027	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.021)	(0.030)	(0.027)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.021)	(0.030)	(0.027)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.48%	2.12%	3.07%	2.70%	1.56%
Ratios to Average Net Assets:
Net expenses	0.63%[4]	0.75%[5]	0.71%[5]	0.70%	0.70%	0.70%
Net investment income	0.00%[4,6]	0.43%	2.04%	3.02%	2.65%	1.54%
Expense waiver/reimbursement[7]	0.34%[4]	0.24%	0.23%	0.24%	0.25%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$155,001	$246,638	$188,070	$198,777	$145,914	$148,959
1	Represents less than $0.001.
2	Calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.75% and 0.71% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [2]	0.002	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.002	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	0.23%	1.81%	2.76%	2.40%	1.10%
Ratios to Average Net Assets:
Net expenses	0.63%[5]	1.01%[6]	1.01%[6]	1.00%	1.01%	1.00%[5]
Net investment income	0.00%[5]	0.21%	1.69%	2.72%	2.36%	1.58%[5]
Expense waiver/reimbursement[7]	0.85%[5]	0.48%	0.43%	0.45%	0.45%	0.47%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$130,980	$145,156	$179,273	$141,332	$113,317	$141,245
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.01% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$2.83
Institutional Service Shares	$1,000	$1,000.20	$3.12[2]
Cash Series Shares	$1,000	$1,000.20	$3.12[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.97	$2.86
Institutional Service Shares	$1,000	$1,021.67	$3.16[2]
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4

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Cash Series Shares	$1,000	$1,021.67	$3.16[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.57%
Institutional Service Shares	0.63%
Cash Series Shares	0.63%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.57 and $3.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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5

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.4%
Municipal Notes	22.3%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8-30 Days	0.0%
31-90 Days	9.4%
91-180 Days	4.0%
181 Days or more	8.9%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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6

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		New Jersey – 96.4%
$4,750,000		Allamuchy Township, NJ, 2.50% BANs, 7/19/2010	4,756,557
2,898,000		Andover Township, NJ, 2.25% BANs, 6/11/2010	2,900,083
2,160,000		Bethlehem Township, NJ, 2.50% BANs, 6/15/2010	2,161,437
3,180,000		Brigantine, NJ, 2.50% BANs, 8/12/2010	3,185,723
1,933,500		Caldwell Borough, NJ, 2.75% BANs, 7/30/2010	1,936,306
11,515,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/3/2010	11,515,000
2,400,000		Flemington Borough, NJ, 1.50% BANs, 4/7/2011	2,412,658
1,867,600		Freehold, NJ, 1.50% BANs, 12/22/2010	1,873,552
4,755,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	4,755,000
5,013,275		Hillsdale Borough, NJ, 1.50% BANs, 8/2/2010	5,024,624
5,000,000		Hudson County, NJ Improvement Authority, Local Unit Loan Program — County (GTD by Pooled Notes)/(Series 2010C-1), 1.25% BANs (Hudson County, NJ), 1/19/2011	5,020,375
2,396,300		Kinnelon, NJ, 1.60% BANs, 12/10/2010	2,406,446
2,445,329		Lavallette Borough, NJ, 2.50% BANs, 9/10/2010	2,450,969
1,713,300		Linwood, NJ, 3.00% BANs, 9/16/2010	1,718,685
3,011,150		Little Egg Harbor Township, NJ, 1.50% BANs, 2/11/2011	3,023,985
1,062,000		Lopatcong, NJ, 1.50% BANs, 4/13/2011	1,065,493
4,400,000		Middle Township, NJ, 2.00% BANs, 7/13/2010	4,406,080
3,180,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.500%, 5/6/2010	3,180,000
12,675,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.700%, 5/6/2010	12,675,000
270,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.550%, 5/6/2010	270,000
2,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	2,000,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	13,600,000
2,655,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(TD Banknorth N.A. LOC), 0.330%, 5/7/2010	2,655,000
5,475,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Banknorth N.A. LOC), 0.430%, 5/7/2010	5,475,000
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7

Principal Amount			Value
$6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.300%, 5/5/2010	6,465,000
6,810,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.750%, 5/6/2010	6,810,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.500%, 5/7/2010	1,500,000
2,290,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.400%, 5/6/2010	2,290,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Banco Santander, S.A. LOC), 0.300%, 5/6/2010	8,000,000
3,210,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.310%, 5/5/2010	3,210,000
4,275,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.310%, 5/5/2010	4,275,000
3,350,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 5/5/2010	3,350,000
6,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 5/5/2010	6,500,000
20,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.350%, 5/5/2010	20,000,000
7,485,000		New Jersey Health Care Facilities Financing Authority, (Series 2009) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.450%, 5/6/2010	7,485,000
6,225,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.350%, 5/6/2010	6,225,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 5/6/2010	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 5/6/2010	13,995,000
4,445,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4660) Weekly VRDNs (Bank of America N.A. LIQ), 0.370%, 5/6/2010	4,445,000
8,895,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 5/6/2010	8,895,000
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8

Principal Amount			Value
$10,715,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (RR II R-12294) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	10,715,000
45,065,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	45,065,000
16,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 5/6/2010	16,000,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 5/5/2010	2,000,000
4,000,000		Oakland Borough, NJ, 1.50% BANs, 2/11/2011	4,024,886
3,100,000		Ocean City, NJ, 2.00% BANs, 6/29/2010	3,103,708
5,840,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.620%, 5/6/2010	5,840,000
5,542,000		Rochelle Park Township, NJ, 1.75% BANs, 6/25/2010	5,548,197
4,336,981		Roselle, NJ, 1.50% BANs, 3/17/2011	4,359,590
5,000,000		South Plainfield, NJ, 2.00% BANs, 7/1/2010	5,006,183
11,765,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.310%, 5/6/2010	11,765,000
2,433,457		Union Township, NJ, 2.25% BANs, 6/9/2010	2,434,734
3,661,000		Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	3,665,790
6,437,398		Vernon Township, NJ, 2.00% BANs, 1/7/2011	6,490,077
1,210,000		Westampton, NJ, 1.50% BANs, 3/30/2011	1,212,721
		TOTAL	346,143,859
		New York – 3.3%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.360%, 5/6/2010	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.440%, 5/6/2010	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/6/2010	4,145,000
4,100,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 5/6/2010	4,100,000
		TOTAL	11,905,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	358,048,859
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	1,241,983
		TOTAL NET ASSETS — 100%	$359,290,842
Semi-Annual Shareholder Report
9

Securities that are subject to the federal alternative minimum tax (AMT) represent 22.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $144,720,000, which represented 40.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $144,720,000, which represented 40.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

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10

The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$358,048,859
Cash		260,403
Income receivable		1,079,582
Prepaid expenses		5,818
TOTAL ASSETS		359,394,662
Liabilities:
Income distribution payable	$959
Payable for transfer and dividend disbursing agent fees and expenses	50,512
Payable for Directors'/Trustees' fees	460
Payable for portfolio accounting fees	18,793
Payable for distribution services fee (Note 4)	1,888
Payable for shareholder services fee (Note 4)	19,564
Payable for printing and postage	11,644
TOTAL LIABILITIES		103,820
Net assets for 359,251,160 shares outstanding		$359,290,842
Net Assets Consist of:
Paid-in capital		$359,251,160
Accumulated net realized gain on investments		41,089
Distributions in excess of net investment income		(1,407)
TOTAL NET ASSETS		$359,290,842
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$73,309,532 ÷ 73,297,902 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$155,001,114 ÷ 154,976,277 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$130,980,196 ÷ 130,976,981 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$1,334,938
Expenses:
Investment adviser fee (Note 4)		$844,160
Administrative personnel and services fee (Note 4)		164,243
Custodian fees		7,919
Transfer and dividend disbursing agent fees and expenses		169,841
Directors'/Trustees' fees		1,415
Auditing fees		9,185
Legal fees		5,290
Portfolio accounting fees		56,075
Distribution services fee — Institutional Service Shares (Note 4)		95,560
Distribution services fee — Cash Series Shares (Note 4)		436,445
Shareholder services fee — Institutional Service Shares (Note 4)		175,463
Shareholder services fee — Cash Series Shares (Note 4)		181,840
Account administration fee — Institutional Service Shares		63,363
Share registration costs		36,886
Printing and postage		21,795
Insurance premiums		2,636
Miscellaneous		1,355
TOTAL EXPENSES		2,273,471
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(113,137)
Waiver of administrative personnel and services fee	(3,641)
Waiver of distribution services fee — Institutional Service Shares	(95,560)
Waiver of distribution services fee — Cash Series Shares	(393,786)
Waiver of shareholder services fee — Institutional Service Shares	(61,463)
Waiver of shareholder services fee — Cash Series Shares	(181,840)
Reimbursement of shareholder services fee — Institutional Service Shares	(114,000)
Reimbursement of account administration fee — Institutional Service Shares	(1,722)
TOTAL WAIVERS AND REIMBURSEMENTS		(965,149)
Net expenses			1,308,322
Net investment income			26,616
Net realized gain on investments			42,529
Change in net assets resulting from operations			$69,145

See Notes which are an integral part of the Financial Statements

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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,616	$2,168,507
Net realized gain on investments	42,529	64,159
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,145	2,232,666
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,018)	(863,722)
Institutional Service Shares	(2,069)	(935,328)
Cash Series Shares	—	(356,568)
Distributions from net realized gain on investments
Institutional Shares	(13,136)	(49,196)
Institutional Service Shares	(30,196)	(57,489)
Cash Series Shares	(22,117)	(52,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,536)	(2,314,887)
Share Transactions:
Proceeds from sale of shares	367,169,108	1,115,551,785
Net asset value of shares issued to shareholders in payment of distributions declared	59,113	1,330,076
Cost of shares redeemed	(486,365,082)	(1,183,343,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(119,136,861)	(66,461,169)
Change in net assets	(119,161,252)	(66,543,390)
Net Assets:
Beginning of period	478,452,094	544,995,484
End of period (including undistributed (distributions in excess of) net investment income of $(1,407) and $64, respectively)	$359,290,842	$478,452,094

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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15

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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16

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,132,058	$64,132,058	142,575,894	$142,575,894
Shares issued to shareholders in payment of distributions declared	14,609	14,609	238,041	238,041
Shares redeemed	(77,490,136)	(77,490,136)	(233,777,403)	(233,777,403)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(13,343,469)	$(13,343,469)	(90,963,468)	$(90,963,468)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	161,021,850	$161,021,850	633,175,559	$633,175,559
Shares issued to shareholders in payment of distributions declared	22,393	22,393	694,473	694,473
Shares redeemed	(252,669,854)	(252,669,854)	(575,279,236)	(575,279,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(91,625,611)	$(91,625,611)	58,590,796	$58,590,796
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	142,015,200	$142,015,200	339,800,332	$339,800,332
Shares issued to shareholders in payment of distributions declared	22,111	22,111	397,562	397,562
Shares redeemed	(156,205,092)	(156,205,092)	(374,286,391)	(374,286,391)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(14,167,781)	$(14,167,781)	(34,088,497)	$(34,088,497)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(119,136,861)	$(119,136,861)	(66,461,169)	$(66,461,169)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $113,137 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,641 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $489,346 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $114,000 of shareholder services fees and $1,722 of account administration fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $243,303 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.57%, 0.72% and 1.02% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $232,125,000 and $239,450,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 50.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.1% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

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8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

New Jersey Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919874
Cusip 60934N476
Cusip 60934N468

2052902 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

New York Municipal Cash Trust

(Effective June 30, 2010  -  Federated New York Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1],2	0.006	0.023	0.032	0.028	0.017
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.006	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.006)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.006)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.65%	2.31%	3.23%	2.87%	1.76%[4]
Ratios to Average Net Assets:
Net expenses	0.50%[5]	0.56%[6]	0.53%[6]	0.52%	0.52%	0.51%
Net investment income	0.02%[5]	0.61%	2.19%	3.17%	2.81%	1.77%
Expense waiver/reimbursement[7]	0.54%[5]	0.50%	0.51%	0.50%	0.51%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$358,826	$622,122	$469,728	$514,929	$642,643	$782,000
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.53% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.004	0.020	0.029	0.026	0.015
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.020	0.029	0.026	0.015
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.020)	(0.029)	(0.026)	(0.015)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.020)	(0.029)	(0.026)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.43%	2.07%	2.99%	2.64%	1.55%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5]	0.79%[6]	0.76%[6]	0.75%	0.75%	0.72%
Net investment income	0.00%[5]	0.42%	1.97%	2.95%	2.53%	1.58%
Expense waiver/reimbursement[7]	0.54%[5]	0.31%	0.30%	0.30%	0.29%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,325	$200,465	$275,961	$210,354	$197,149	$321,477
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.76% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[2]	0.009	0.025	0.034	0.031	0.017
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.009	0.025	0.034	0.031	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	0.87%	2.53%	3.45%	3.10%	1.69%[5]
Ratios to Average Net Assets:
Net expenses	0.31%[6]	0.34%[7]	0.31%[7]	0.30%	0.31%	0.27%[6]
Net investment income	0.21%[6]	0.85%	2.40%	3.39%	3.15%	2.29%[6]
Expense waiver/reimbursement[8]	0.25%[6]	0.25%	0.25%	0.25%	0.33%	0.54%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$629,717	$564,539	$515,109	$383,930	$416,538	$154,562
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2],3	0.002	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.002	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.24%	1.82%	2.73%	2.38%	1.14%[5]
Ratios to Average Net Assets:
Net expenses	0.52%[6]	0.96%[7]	1.01%[7]	1.00%	1.00%	0.97%[6]
Net investment income	0.00%[6,8]	0.18%	1.73%	2.70%	2.34%	1.60%[6]
Expense waiver/reimbursement[9]	0.90%[6]	0.48%	0.40%	0.40%	0.40%	0.43%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$308,426	$325,747	$198,230	$185,133	$185,817	$218,959
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
8	Represents less than 0.01%.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.20	$2.48
Cash II Shares	$1,000	$1,000.10	$2.58[2]
Institutional Shares	$1,000	$1,001.10	$1.54
Cash Series Shares	$1,000	$1,000.10	$2.58[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.32	$2.51
Cash II Shares	$1,000	$1,022.22	$2.61[2]
Institutional Shares	$1,000	$1,023.26	$1.56
Cash Series Shares	$1,000	$1,022.22	$2.61[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.50%
Cash II Shares	0.52%
Institutional Shares	0.31%
Cash Series Shares	0.52%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.76% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.77 and $3.81, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
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6

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	21.3%
Other Assets and Liabilities — Net[2]	1.7%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.0%
8-30 Days	2.8%
31-90 Days	13.2%
91-180 Days	3.9%
181 Days or more	1.4%
Other Assets and Liabilities — Net[2]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.3%;1,2
		New York – 98.0%
$6,300,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,300,000
1,000,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	1,000,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,501,925
4,750,000		Binghamton, NY City School District, 1.00% TANs, 6/30/2010	4,752,737
2,930,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	2,930,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	7,100,000
16,600,000		Broome County, NY, 1.50% BANs, 6/30/2010	16,606,150
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,092,895
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,504,399
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,004,785
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	8,973,876
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,411,001
8,545,000		Cheektowaga, NY CSD, 1.50% BANs, 12/22/2010	8,590,333
8,050,180		Cherry Valley-Springfield, NY CSD, 1.50% BANs, 4/15/2011	8,095,950
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.330%, 5/6/2010	30,945,000
6,855,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,855,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,412,273
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,606,707
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,005,195
4,155,000		Eden, NY, 1.50% BANs, 3/17/2011	4,164,539
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,624,897
Semi-Annual Shareholder Report
8

Principal Amount			Value
$7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,939,123
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,510,482
5,000,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	5,000,000
3,600,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.490%, 5/6/2010	3,600,000
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,857,255
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,094,962
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,505,914
40,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.350%, 5/5/2010	40,250,000
31,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.360%, 5/5/2010	31,470,000
18,700,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.300%, 5/5/2010	18,700,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/6/2010	7,775,000
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,009,439
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,825,839
1,530,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,530,000
4,300,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	4,300,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	8,860,000
5,200,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	5,200,000
5,000,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	5,000,000
55,345,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	55,345,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$21,950,000	New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	21,950,000
1,075,000	New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,075,000
5,545,000	New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/6/2010	5,545,000
4,925,000	New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Banknorth N.A. LOC), 0.330%, 5/6/2010	4,925,000
6,380,000	New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.370%, 5/6/2010	6,380,000
1,730,000	New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,730,000
15,000,000	New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	15,000,000
5,100,000	New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	5,100,000
61,490,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.310%, 5/5/2010	61,490,000
6,000,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/5/2010	6,000,000
76,000,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.310%, 5/5/2010	76,000,000
69,940,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	69,940,000
780,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.240%, 5/3/2010	780,000
335,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.240%, 5/3/2010	335,000
345,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.240%, 5/3/2010	345,000
20,000,000	New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 5/5/2010	20,000,000
11,000,000	New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.290%, 5/5/2010	11,000,000
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10

Principal Amount			Value
$28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2010	28,420,000
5,405,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.290%, 5/5/2010	5,405,000
10,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/5/2010	10,000,000
10,120,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (BNP Paribas SA LIQ), 0.270%, 5/6/2010	10,120,000
29,000,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.350%, 5/6/2010	29,000,000
23,620,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 5/3/2010	23,620,000
22,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	22,500,000
6,630,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	6,630,000
27,740,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.310%, 5/6/2010	27,740,000
26,770,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	26,770,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	5,350,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	10,780,000
10,670,000		New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 5/5/2010	10,670,000
49,100,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 5/5/2010	49,100,000
8,500,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/5/2010	8,500,000
17,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/5/2010	17,000,000
17,700,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.310%, 5/5/2010	17,700,000
10,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	10,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$6,600,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,600,000
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	15,945,000
12,385,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	12,385,000
1,725,000		Onondaga County, NY IDA Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 5/5/2010	1,725,000
4,115,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	4,115,000
5,710,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.450%, 5/5/2010	5,710,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	5,000,000
29,000,000		Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,081,391
10,250,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	10,250,000
6,500,000		Plainedge, NY Union Free School District, 2.00% TANs, 6/30/2010	6,508,997
26,100,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.260%, 5/3/2010	26,100,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.360%, 5/6/2010	4,575,000
12,955,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	12,955,000
4,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	4,395,000
12,787,217		Rome, NY, 2.75% BANs, 8/6/2010	12,803,800
8,427,284		Salina, NY, 1.75% BANs, 6/24/2010	8,432,196
15,390,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	15,390,000
6,315,700		Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,321,001
17,000,000		South Country, NY CSD, 2.00% TANs, 6/30/2010	17,017,949
Semi-Annual Shareholder Report
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Principal Amount			Value
$10,770,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	10,770,000
13,695,000		Sullivan County, NY, 1.50% BANs, 5/14/2010	13,697,653
8,000,000		Sullivan County, NY, 1.75% TANs, 5/14/2010	8,001,690
6,185,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.490%, 5/6/2010	6,185,000
17,423,175		Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,440,355
5,500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	5,500,000
43,025,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2010	43,025,000
3,765,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/6/2010	3,765,000
9,005,988		Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,011,561
5,310,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	5,310,000
1,575,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	1,575,000
		TOTAL	1,413,867,269
		Puerto Rico – 0.3%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 98.3% (AT AMORTIZED COST)[5]	1,418,867,269
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[6]	24,426,609
		TOTAL NET ASSETS — 100%	$1,443,293,878
At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.8%	1.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $170,945,000, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $170,945,000, which represented 11.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,418,867,269
Cash		662,124
Income receivable		5,114,373
Receivable for shares sold		19,062,447
TOTAL ASSETS		1,443,706,213
Liabilities:
Payable for shares redeemed	$62,476
Income distribution payable	15,266
Payable for transfer and dividend disbursing agent fees and expenses	119,668
Payable for Directors'/Trustees' fees	427
Payable for portfolio accounting fees	29,600
Payable for distribution services fee (Note 4)	97,107
Payable for shareholder services fee (Note 4)	68,850
Accrued expenses	18,941
TOTAL LIABILITIES		412,335
Net assets for 1,443,264,571 shares outstanding		$1,443,293,878
Net Assets Consist of:
Paid-in capital		$1,443,264,571
Accumulated net realized gain on investments		28,938
Undistributed net investment income		369
TOTAL NET ASSETS		$1,443,293,878
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$358,826,133 ÷ 358,805,847 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$146,324,518 ÷ 146,314,796 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$629,717,352 ÷ 629,719,976 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$308,425,875 ÷ 308,423,952 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$4,162,708
Expenses:
Investment adviser fee (Note 4)	$3,189,754
Administrative personnel and services fee (Note 4)	620,618
Custodian fees	28,192
Transfer and dividend disbursing agent fees and expenses	493,281
Directors'/Trustees' fees	3,681
Auditing fees	9,977
Legal fees	4,816
Portfolio accounting fees	93,374
Distribution services fee — Institutional Service Shares (Note 4)	671,762
Distribution services fee — Cash II Shares (Note 4)	202,197
Distribution services fee — Cash Series Shares (Note 4)	937,307
Shareholder services fee — Institutional Service Shares (Note 4)	526,277
Shareholder services fee — Cash II Shares (Note 4)	201,824
Shareholder services fee — Cash Series Shares (Note 4)	390,544
Account administration fee — Institutional Service Shares	90,874
Share registration costs	43,885
Printing and postage	34,060
Insurance premiums	3,810
Miscellaneous	2,975
TOTAL EXPENSES	7,549,208
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Statement of Operations — continued
Waivers and Reimbursements (Note 4)
Waiver of investment adviser fee	$(2,012,206)
Waiver of administrative personnel and services fee	(13,767)
Waiver of distribution services fee — Institutional Service Shares	(564,280)
Waiver of distribution services fee — Cash II Shares	(55,365)
Waiver of distribution services fee — Cash Series Shares	(612,000)
Waiver of shareholder services fee — Institutional Service Shares	(45,196)
Waiver of shareholder services fee — Cash II Shares	(174,906)
Waiver of shareholder services fee — Cash Series Shares	(390,544)
Reimbursement of shareholder services fee — Institutional Service Shares	(166,923)
Reimbursement of shareholder services fee — Cash II Shares	(4,780)
TOTAL WAIVERS AND REIMBURSEMENTS		$(4,039,967)
Net expenses			$3,509,241
Net investment income			653,467
Net realized gain on investments			32,967
Change in net assets resulting from operations			$686,434

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	YearEnded 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$653,467	$9,893,225
Net realized gain on investments	32,967	138,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	686,434	10,031,970
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(48,223)	(3,425,483)
Cash II Shares	—	(1,035,647)
Institutional Shares	(603,548)	(4,854,239)
Cash Series Shares	—	(574,068)
Distributions from net realized gain on investments
Institutional Service Shares	(48,663)	(95,331)
Cash II Shares	(13,832)	(48,008)
Institutional Shares	(46,732)	(103,026)
Cash Series Shares	(25,876)	(40,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(786,874)	(10,176,468)
Share Transactions:
Proceeds from sale of shares	1,978,662,412	4,549,858,492
Net asset value of shares issued to shareholders in payment of distributions declared	658,050	7,591,760
Cost of shares redeemed	(2,248,799,258)	(4,303,461,781)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(269,478,796)	253,988,471
Change in net assets	(269,579,236)	253,843,973
Net Assets:
Beginning of period	1,712,873,114	1,459,029,141
End of period (including undistributed (distributions in excess of) net investment income of $369 and $(1,327), respectively)	$1,443,293,878	$1,712,873,114

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	980,886,937	$980,886,937	2,175,737,013	$2,175,737,013
Shares issued to shareholders in payment of distributions declared	50,547	50,547	1,643,813	1,643,813
Shares redeemed	(1,244,194,718)	(1,244,194,718)	(2,024,938,775)	(2,024,938,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(263,257,234)	$(263,257,234)	152,442,051	$152,442,051
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	111,032,042	$111,032,042	517,650,751	$517,650,751
Shares issued to shareholders in payment of distributions declared	13,807	13,807	1,053,005	1,053,005
Shares redeemed	(165,175,432)	(165,175,432)	(594,172,598)	(594,172,598)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(54,129,583)	$(54,129,583)	(75,468,842)	$(75,468,842)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	588,391,837	$588,391,837	1,066,778,547	$1,066,778,547
Shares issued to shareholders in payment of distributions declared	567,819	567,819	4,298,501	4,298,501
Shares redeemed	(523,749,598)	(523,749,598)	(1,021,595,108)	(1,021,595,108)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	65,210,058	$65,210,058	49,481,940	$49,481,940
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	298,351,596	$298,351,596	789,692,181	$789,692,181
Shares issued to shareholders in payment of distributions declared	25,877	25,877	596,441	596,441
Shares redeemed	(315,679,510)	(315,679,510)	(662,755,300)	(662,755,300)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,302,037)	$(17,302,037)	127,533,322	$127,533,322
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(269,478,796)	$(269,478,796)	253,988,471	$253,988,471

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $2,012,206 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,767 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $1,231,645 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $248,757 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $171,703 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $610,646 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,159,690,000 and $1,043,995,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, through the later of (the Semi-Annual Shareholder Report
23

“Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 55.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Semi-Annual Shareholder Report
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Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

New York Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
27

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919866
Cusip 608919858

8060106 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

New York Municipal Cash Trust

(Effective June 30, 2010  -  Federated New York Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[2]	0.009	0.025	0.034	0.031	0.017
Net realized gain on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.009	0.025	0.034	0.031	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	0.87%	2.53%	3.45%	3.10%	1.69%[5]
Ratios to Average Net Assets:
Net expenses	0.31%[6]	0.34%[7]	0.31%[7]	0.30%	0.31%	0.27%[6]
Net investment income	0.21%[6]	0.85%	2.40%	3.39%	3.15%	2.29%[6]
Expense waiver/reimbursement[8]	0.25%[6]	0.25%	0.25%	0.25%	0.33%	0.54%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$629,717	$564,539	$515,109	$383,930	$416,538	$154,562
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.26	$1.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	21.3%
Other Assets and Liabilities — Net[2]	1.7%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.0%
8-30 Days	2.8%
31-90 Days	13.2%
91-180 Days	3.9%
181 Days or more	1.4%
Other Assets and Liabilities — Net[2]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.3%;1,2
		New York – 98.0%
$6,300,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,300,000
1,000,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	1,000,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,501,925
4,750,000		Binghamton, NY City School District, 1.00% TANs, 6/30/2010	4,752,737
2,930,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	2,930,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	7,100,000
16,600,000		Broome County, NY, 1.50% BANs, 6/30/2010	16,606,150
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,092,895
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,504,399
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,004,785
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	8,973,876
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,411,001
8,545,000		Cheektowaga, NY CSD, 1.50% BANs, 12/22/2010	8,590,333
8,050,180		Cherry Valley-Springfield, NY CSD, 1.50% BANs, 4/15/2011	8,095,950
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.330%, 5/6/2010	30,945,000
6,855,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,855,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,412,273
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,606,707
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,005,195
4,155,000		Eden, NY, 1.50% BANs, 3/17/2011	4,164,539
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,624,897
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Principal Amount			Value
$7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,939,123
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,510,482
5,000,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	5,000,000
3,600,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.490%, 5/6/2010	3,600,000
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,857,255
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,094,962
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,505,914
40,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.350%, 5/5/2010	40,250,000
31,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.360%, 5/5/2010	31,470,000
18,700,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.300%, 5/5/2010	18,700,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/6/2010	7,775,000
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,009,439
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,825,839
1,530,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,530,000
4,300,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	4,300,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	8,860,000
5,200,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	5,200,000
5,000,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	5,000,000
55,345,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	55,345,000
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Principal Amount		Value
$21,950,000	New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	21,950,000
1,075,000	New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,075,000
5,545,000	New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/6/2010	5,545,000
4,925,000	New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Banknorth N.A. LOC), 0.330%, 5/6/2010	4,925,000
6,380,000	New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.370%, 5/6/2010	6,380,000
1,730,000	New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/6/2010	1,730,000
15,000,000	New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	15,000,000
5,100,000	New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	5,100,000
61,490,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.310%, 5/5/2010	61,490,000
6,000,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/5/2010	6,000,000
76,000,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.310%, 5/5/2010	76,000,000
69,940,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	69,940,000
780,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.240%, 5/3/2010	780,000
335,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.240%, 5/3/2010	335,000
345,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.240%, 5/3/2010	345,000
20,000,000	New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 5/5/2010	20,000,000
11,000,000	New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.290%, 5/5/2010	11,000,000
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7

Principal Amount			Value
$28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2010	28,420,000
5,405,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.290%, 5/5/2010	5,405,000
10,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/5/2010	10,000,000
10,120,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (BNP Paribas SA LIQ), 0.270%, 5/6/2010	10,120,000
29,000,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.350%, 5/6/2010	29,000,000
23,620,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 5/3/2010	23,620,000
22,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	22,500,000
6,630,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	6,630,000
27,740,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.310%, 5/6/2010	27,740,000
26,770,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	26,770,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	5,350,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	10,780,000
10,670,000		New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 5/5/2010	10,670,000
49,100,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 5/5/2010	49,100,000
8,500,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/5/2010	8,500,000
17,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/5/2010	17,000,000
17,700,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.310%, 5/5/2010	17,700,000
10,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	10,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$6,600,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	6,600,000
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	15,945,000
12,385,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	12,385,000
1,725,000		Onondaga County, NY IDA Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 5/5/2010	1,725,000
4,115,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	4,115,000
5,710,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.450%, 5/5/2010	5,710,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	5,000,000
29,000,000		Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,081,391
10,250,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	10,250,000
6,500,000		Plainedge, NY Union Free School District, 2.00% TANs, 6/30/2010	6,508,997
26,100,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.260%, 5/3/2010	26,100,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.360%, 5/6/2010	4,575,000
12,955,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	12,955,000
4,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	4,395,000
12,787,217		Rome, NY, 2.75% BANs, 8/6/2010	12,803,800
8,427,284		Salina, NY, 1.75% BANs, 6/24/2010	8,432,196
15,390,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	15,390,000
6,315,700		Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,321,001
17,000,000		South Country, NY CSD, 2.00% TANs, 6/30/2010	17,017,949
Semi-Annual Shareholder Report
9

Principal Amount			Value
$10,770,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.400%, 5/6/2010	10,770,000
13,695,000		Sullivan County, NY, 1.50% BANs, 5/14/2010	13,697,653
8,000,000		Sullivan County, NY, 1.75% TANs, 5/14/2010	8,001,690
6,185,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.490%, 5/6/2010	6,185,000
17,423,175		Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,440,355
5,500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	5,500,000
43,025,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2010	43,025,000
3,765,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/6/2010	3,765,000
9,005,988		Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,011,561
5,310,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	5,310,000
1,575,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	1,575,000
		TOTAL	1,413,867,269
		Puerto Rico – 0.3%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 98.3% (AT AMORTIZED COST)[5]	1,418,867,269
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[6]	24,426,609
		TOTAL NET ASSETS — 100%	$1,443,293,878
At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report
10

At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.8%	1.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $170,945,000, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $170,945,000, which represented 11.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,418,867,269
Cash		662,124
Income receivable		5,114,373
Receivable for shares sold		19,062,447
TOTAL ASSETS		1,443,706,213
Liabilities:
Payable for shares redeemed	$62,476
Income distribution payable	15,266
Payable for transfer and dividend disbursing agent fees and expenses	119,668
Payable for Directors'/Trustees' fees	427
Payable for portfolio accounting fees	29,600
Payable for distribution services fee (Note 4)	97,107
Payable for shareholder services fee (Note 4)	68,850
Accrued expenses	18,941
TOTAL LIABILITIES		412,335
Net assets for 1,443,264,571 shares outstanding		$1,443,293,878
Net Assets Consist of:
Paid-in capital		$1,443,264,571
Accumulated net realized gain on investments		28,938
Undistributed net investment income		369
TOTAL NET ASSETS		$1,443,293,878
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$358,826,133 ÷ 358,805,847 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$146,324,518 ÷ 146,314,796 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$629,717,352 ÷ 629,719,976 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$308,425,875 ÷ 308,423,952 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$4,162,708
Expenses:
Investment adviser fee (Note 4)	$3,189,754
Administrative personnel and services fee (Note 4)	620,618
Custodian fees	28,192
Transfer and dividend disbursing agent fees and expenses	493,281
Directors'/Trustees' fees	3,681
Auditing fees	9,977
Legal fees	4,816
Portfolio accounting fees	93,374
Distribution services fee — Institutional Service Shares (Note 4)	671,762
Distribution services fee — Cash II Shares (Note 4)	202,197
Distribution services fee — Cash Series Shares (Note 4)	937,307
Shareholder services fee — Institutional Service Shares (Note 4)	526,277
Shareholder services fee — Cash II Shares (Note 4)	201,824
Shareholder services fee — Cash Series Shares (Note 4)	390,544
Account administration fee — Institutional Service Shares	90,874
Share registration costs	43,885
Printing and postage	34,060
Insurance premiums	3,810
Miscellaneous	2,975
TOTAL EXPENSES	7,549,208
Semi-Annual Shareholder Report
13

Statement of Operations — continued
Waivers and Reimbursements (Note 4)
Waiver of investment adviser fee	$(2,012,206)
Waiver of administrative personnel and services fee	(13,767)
Waiver of distribution services fee — Institutional Service Shares	(564,280)
Waiver of distribution services fee — Cash II Shares	(55,365)
Waiver of distribution services fee — Cash Series Shares	(612,000)
Waiver of shareholder services fee — Institutional Service Shares	(45,196)
Waiver of shareholder services fee — Cash II Shares	(174,906)
Waiver of shareholder services fee — Cash Series Shares	(390,544)
Reimbursement of shareholder services fee — Institutional Service Shares	(166,923)
Reimbursement of shareholder services fee — Cash II Shares	(4,780)
TOTAL WAIVERS AND REIMBURSEMENTS		$(4,039,967)
Net expenses			$3,509,241
Net investment income			653,467
Net realized gain on investments			32,967
Change in net assets resulting from operations			$686,434

See Notes which are an integral part of the Financial Statements

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14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	YearEnded 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$653,467	$9,893,225
Net realized gain on investments	32,967	138,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	686,434	10,031,970
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(48,223)	(3,425,483)
Cash II Shares	—	(1,035,647)
Institutional Shares	(603,548)	(4,854,239)
Cash Series Shares	—	(574,068)
Distributions from net realized gain on investments
Institutional Service Shares	(48,663)	(95,331)
Cash II Shares	(13,832)	(48,008)
Institutional Shares	(46,732)	(103,026)
Cash Series Shares	(25,876)	(40,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(786,874)	(10,176,468)
Share Transactions:
Proceeds from sale of shares	1,978,662,412	4,549,858,492
Net asset value of shares issued to shareholders in payment of distributions declared	658,050	7,591,760
Cost of shares redeemed	(2,248,799,258)	(4,303,461,781)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(269,478,796)	253,988,471
Change in net assets	(269,579,236)	253,843,973
Net Assets:
Beginning of period	1,712,873,114	1,459,029,141
End of period (including undistributed (distributions in excess of) net investment income of $369 and $(1,327), respectively)	$1,443,293,878	$1,712,873,114

See Notes which are an integral part of the Financial Statements

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15

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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16

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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17

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	980,886,937	$980,886,937	2,175,737,013	$2,175,737,013
Shares issued to shareholders in payment of distributions declared	50,547	50,547	1,643,813	1,643,813
Shares redeemed	(1,244,194,718)	(1,244,194,718)	(2,024,938,775)	(2,024,938,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(263,257,234)	$(263,257,234)	152,442,051	$152,442,051
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	111,032,042	$111,032,042	517,650,751	$517,650,751
Shares issued to shareholders in payment of distributions declared	13,807	13,807	1,053,005	1,053,005
Shares redeemed	(165,175,432)	(165,175,432)	(594,172,598)	(594,172,598)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(54,129,583)	$(54,129,583)	(75,468,842)	$(75,468,842)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	588,391,837	$588,391,837	1,066,778,547	$1,066,778,547
Shares issued to shareholders in payment of distributions declared	567,819	567,819	4,298,501	4,298,501
Shares redeemed	(523,749,598)	(523,749,598)	(1,021,595,108)	(1,021,595,108)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	65,210,058	$65,210,058	49,481,940	$49,481,940
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	298,351,596	$298,351,596	789,692,181	$789,692,181
Shares issued to shareholders in payment of distributions declared	25,877	25,877	596,441	596,441
Shares redeemed	(315,679,510)	(315,679,510)	(662,755,300)	(662,755,300)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,302,037)	$(17,302,037)	127,533,322	$127,533,322
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(269,478,796)	$(269,478,796)	253,988,471	$253,988,471

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $2,012,206 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,767 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $1,231,645 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $248,757 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $171,703 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $610,646 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,159,690,000 and $1,043,995,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, through the later of (the Semi-Annual Shareholder Report
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“Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 55.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Semi-Annual Shareholder Report
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Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

New York Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

North Carolina Municipal Cash Trust

(Effective June 30, 2010 - Federated North Carolina Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.004	0.022	0.031	0.028	0.016
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.022	0.031	0.028	0.016
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.022)	(0.031)	(0.028)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.022)	(0.031)	(0.028)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	0.36%	2.19%	3.14%	2.79%	1.63%[4]
Ratios to Average Net Assets:
Net expenses	0.37%[5]	0.67%[6]	0.65%[6]	0.64%	0.64%	0.63%
Net investment income	0.00%[5]	0.36%	2.13%	3.07%	2.75%	1.61%
Expense waiver/reimbursement[7]	0.51%[5]	0.18%	0.18%	0.22%	0.28%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$273,921	$362,599	$444,353	$312,171	$267,413	$266,478
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
5	Computed on an annualized basis.
6	The net investment income ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.67% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.40	$1.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.96	$1.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.66%, (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses, as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.31, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	94.9%
Commercial Paper	3.3%
Municipal Notes	1.9%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.7%
8-30 Days	0.0%
31-90 Days	3.8%
91-180 Days	0.8%
181 Days or more	6.8%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.1%;1,2
	North Carolina – 97.5%
$1,730,000	Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/6/2010	1,730,000
2,300,000	Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	2,300,000
400,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	401,015
2,680,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	2,686,803
6,600,000	Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	6,600,000
2,090,000	Carrboro, NC, (Series 2010A), 1.25% BANs, 10/27/2010	2,096,669
1,080,000	Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,080,000
3,300,000	Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	3,300,000
1,622,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 11/2/2010	1,622,000
7,386,000	Charlotte, NC, 0.47% CP (Bank of America N.A. LIQ), Mandatory Tender 7/9/2010	7,386,000
2,800,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 5/6/2010	2,800,000
200,000	Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.650%, 5/6/2010	200,000
1,500,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	1,500,000
20,400,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.450%, 5/6/2010	20,400,000
1,855,000	Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	1,855,000
1,290,000	Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.470%, 5/6/2010	1,290,000
1,940,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	1,940,000
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Principal Amount		Value
$2,375,000	Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	2,375,000
18,800,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.500%, 5/5/2010	18,800,000
4,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.470%, 5/5/2010	4,000,000
1,000,000	Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	1,000,000
4,000,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.450%, 5/5/2010	4,000,000
3,790,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/7/2010	3,790,000
6,000,000	Lower Cape Fear, NC Water and Sewer Authority, (Series 2010) Weekly VRDNs (Bladen Bluffs)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/6/2010	6,000,000
180,000	McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	180,000
9,830,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D), 6-Month VRDNs, 0.4000%, 5/6/2010	9,830,000
4,935,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.310%, 5/5/2010	4,935,000
4,215,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.310%, 5/5/2010	4,215,000
2,200,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	2,200,000
2,300,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/5/2010	2,300,000
5,845,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	5,845,000
2,095,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	2,095,000
3,875,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	3,875,000
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Principal Amount			Value
$2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	2,900,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	6,675,000
1,480,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	1,480,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/3/2010	5,600,000
3,425,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.380%, 5/6/2010	3,425,000
1,800,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	1,800,000
8,640,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	8,640,000
5,545,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	5,545,000
7,710,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.500%, 5/6/2010	7,710,000
3,845,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	3,845,000
3,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	3,000,000
4,600,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	4,600,000
1,800,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.400%, 5/6/2010	1,800,000
9,015,000		North Carolina State, (Series 2002E) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.270%, 5/5/2010	9,015,000
6,565,000		North Carolina State, Public Improvement Bonds (Series 2002F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	6,565,000
3,455,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.330%, 5/6/2010	3,455,000
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Principal Amount			Value
$3,845,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.350%, 5/6/2010	3,845,000
2,455,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/6/2010	2,455,000
8,610,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.300%, 5/6/2010	8,610,000
2,325,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.310%, 5/5/2010	2,325,000
7,210,000		Raleigh, NC, (Series 2009), 0.400%, 5/6/2010	7,210,000
855,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	855,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.370%, 5/6/2010	10,000,000
3,090,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	3,090,000
5,200,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	5,200,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	11,530,000
270,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	270,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	1,000,000
		TOTAL	267,072,487
		Puerto Rico – 2.6%
7,030,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	7,030,000
		TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	274,102,487
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(181,892)
		TOTAL NET ASSETS — 100%	$273,920,595
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Securities that are subject to the federal alternative minimum tax (AMT) represent 36.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $29,560,000, which represented 10.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $29,560,000, which represented 10.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$274,102,487
Income receivable		143,905
Receivable for shares sold		25,321
TOTAL ASSETS		274,271,713
Liabilities:
Payable for shares redeemed	$8,185
Bank overdraft	252,888
Payable for investment adviser fee (Note 4)	3,253
Payable for transfer and dividend disbursing agent fees and expenses	42,533
Payable for Directors'/Trustees' fees	153
Payable for shareholder services fee (Note 4)	15,926
Payable for share registration costs	16,457
Accrued expenses	11,723
TOTAL LIABILITIES		351,118
Net assets for 273,917,488 shares outstanding		$273,920,595
Net Assets Consist of:
Paid-in capital		$273,917,311
Accumulated net realized gain on investments		3,284
TOTAL NET ASSETS		$273,920,595
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$273,920,595 ÷ 273,917,488 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$583,130
Expenses:
Investment adviser fee (Note 4)		$630,981
Administrative personnel and services fee (Note 4)		122,769
Custodian fees		6,152
Transfer and dividend disbursing agent fees and expenses		143,321
Directors'/Trustees' fees		1,562
Auditing fees		9,184
Legal fees		4,033
Portfolio accounting fees		38,155
Shareholder services fee (Note 4)		300,294
Account administration fee		91,492
Share registration costs		19,560
Printing and postage		10,396
Insurance premiums		2,488
Miscellaneous		753
TOTAL EXPENSES		1,381,140
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(418,142)
Waiver of administrative personnel and services fee	(2,725)
Waiver of shareholder services fee	(300,294)
Reimbursement of account administration fee	(76,849)
TOTAL WAIVERS AND REIMBURSEMENT		(798,010)
Net expenses			583,130
Net investment income			—
Net realized gain on investments			4,603
Change in net assets resulting from operations			$4,603

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$1,656,749
Net realized gain on investments	4,603	130,061
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,603	1,786,810
Distributions to Shareholders:
Distributions from net investment income	—	(1,655,293)
Distributions from net realized gain on investments	(129,512)	(24,596)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,512)	(1,679,889)
Share Transactions:
Proceeds from sale of shares	292,432,285	833,814,461
Net asset value of shares issued to shareholders in payment of distributions declared	95,966	1,239,803
Cost of shares redeemed	(381,082,105)	(916,915,014)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,553,854)	(81,860,750)
Change in net assets	(88,678,763)	(81,753,829)
Net Assets:
Beginning of period	362,599,358	444,353,187
End of period	$273,920,595	$362,599,358

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	292,432,285	833,814,461
Shares issued to shareholders in payment of distributions declared	95,966	1,239,803
Shares redeemed	(381,082,105)	(916,915,014)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(88,553,854)	(81,860,750)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $418,142 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,725 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $76,849 of account administration fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $300,294 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.66% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $234,175,000 and $264,530,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 62.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.1% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and Semi-Annual Shareholder Report
17

expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

North Carolina Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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19

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
20

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
21

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
22

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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North Carolina Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Ohio Municipal Cash Trust

(Effective June 30, 2010 - Federated Ohio Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1],2	0.009	0.024	0.032	0.029	0.018
Net realized gain on investments	—	—	0.000[2]	—	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.009	0.024	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.024)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	—	(0.000)[2]	—	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.009)	(0.024)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	0.87%	2.43%	3.30%	2.96%	1.83%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.54%[5]	0.51%[5]	0.51%	0.50%	0.50%
Net investment income	0.08%[4]	0.80%	2.35%	3.24%	2.93%	1.76%
Expense waiver/reimbursement[6]	0.02%[4]	0.04%	0.07%	0.07%	0.22%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,054	$382,156	$192,648	$112,457	$154,496	$115,029
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.007	0.022	0.030	0.027	0.016
Net realized gain on investments	—	—	0.000[2]	—	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.007	0.022	0.030	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.007)	(0.022)	(0.030)	(0.027)	(0.016)
Distributions from net realized gain on investments	—	(0.000)[2]	—	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.007)	(0.022)	(0.030)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.67%	2.23%	3.09%	2.75%	1.62%
Ratios to Average Net Assets:
Net expenses	0.61%[5]	0.74%[6]	0.71%[6]	0.71%	0.70%	0.70%
Net investment income	0.00%[5]	0.59%	2.16%	3.04%	2.71%	1.58%
Expense waiver/reimbursement[7]	0.18%[5]	0.09%	0.11%	0.12%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,459	$233,867	$95,151	$102,504	$101,934	$102,674
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.71% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.004	0.019	0.027	0.024	0.013
Net realized gain on investments	—	—	0.000[2]	—	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.004	0.019	0.027	0.024	0.013
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.019)	(0.027)	(0.024)	(0.013)
Distributions from net realized gain on investments	—	(0.000)[2]	—	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	—	(0.004)	(0.019)	(0.027)	(0.024)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.39%	1.92%	2.78%	2.44%	1.32%
Ratios to Average Net Assets:
Net expenses	0.61%[4]	1.02%[5]	1.01%[5]	1.00%	1.00%	1.00%
Net investment income	0.00%[4]	0.38%	1.87%	2.74%	2.39%	1.39%
Expense waiver/reimbursement[6]	0.48%[4]	0.11%	0.12%	0.12%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,476	$58,068	$85,516	$61,159	$48,387	$47,936
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$2.58
Institutional Service Shares	$1,000	$1,000.00	$3.02[2]
Cash II Shares	$1,000	$1,000.00	$3.02[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.22	$2.61
Institutional Service Shares	$1,000	$1,021.77	$3.06[2]
Cash II Shares	$1,000	$1,021.77	$3.06[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follow:
Institutional Shares	0.52%
Institutional Service Shares	0.61%
Cash II Shares	0.61%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.57 and $3.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation) multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	63.2%
Municipal Notes	26.9%
Commercial Paper	10.4%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.2%
8-30 Days	12.4%
31-90 Days	4.8%
91-180 Days	12.5%
181 Days or more	7.6%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.5%;1,2
		Ohio – 100.5%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.330%, 5/6/2010	1,175,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	4,900,000
3,850,000		Ashland, OH, 1.75% BANs, 10/7/2010	3,862,445
4,000,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	4,001,021
7,005,000		Bellevue City School District, OH, (Series 2009), 1.45% BANs, 6/2/2010	7,009,903
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	1,900,000
6,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	6,008,608
1,840,000		Celina, OH, 1.50% BANs, 11/3/2010	1,842,774
2,200,000		Chillicothe, OH, 1.25% BANs, 12/21/2010	2,208,688
1,825,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	1,825,000
5,900,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.370%, 5/6/2010	5,900,000
1,465,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.690%, 5/6/2010	1,465,000
21,634,555	[3,4]	Columbus, OH Regional Airport Authority, Red Stone (Series 2009A) Weekly VRDNs (Midwest Real Estate Services LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.470%, 5/6/2010	21,634,555
2,145,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	2,145,000
1,000,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	1,000,000
2,905,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.410%, 5/6/2010	2,905,000
2,725,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.460%, 5/6/2010	2,725,000
4,800,000		Defiance, OH, 2.00% BANs, 10/6/2010	4,820,570
2,740,000		Dover, OH, 1.50% BANs, 3/31/2011	2,761,220
8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.360%, 5/5/2010	8,300,000
2,767,000		Fairborn, OH, 1.25% BANs, 4/19/2011	2,780,256
Semi-Annual Shareholder Report
7

Principal Amount		Value
$1,395,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	1,395,000
20,000	Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/6/2010	20,000
1,150,000	Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/1/2010	1,150,000
7,700,000	Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 5/6/2010	7,700,000
3,000,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	3,000,000
8,285,000	Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2010	8,285,000
2,615,000	Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/5/2010	2,615,000
2,070,000	Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	2,070,000
6,360,000	Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	6,360,000
390,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.450%, 5/6/2010	390,000
1,850,000	Huber Heights, OH, 2.50% BANs, 11/1/2010	1,863,850
470,000	Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 5/5/2010	470,000
2,400,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.730%, 5/6/2010	2,400,000
8,400,000	Lima, OH City Sewer District, (Series B), 3.125% BANs, 7/29/2010	8,407,455
5,000,000	Lima, OH, 2.375% BANs, 5/27/2010	5,001,307
5,615,000	Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(PNC Bank, N.A. LOC), 0.720%, 5/6/2010	5,615,000
2,320,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.290%, 5/6/2010	2,320,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/6/2010	8,305,000
785,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.780%, 5/6/2010	785,000
5,855,000	Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.720%, 5/6/2010	5,855,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$1,535,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	1,535,000
3,115,000	Macedonia, OH, 1.50% BANs, 10/19/2010	3,120,795
1,975,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.380%, 5/6/2010	1,975,000
5,000,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.350%, 5/6/2010	5,000,000
4,755,000	Marion, OH, 2.75% BANs, 6/23/2010	4,758,372
3,600,000	Mayfield, OH, 1.50% BANs, 9/2/2010	3,603,017
7,400,000	Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.500%, 5/5/2010	7,400,000
6,250,000	Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 5/6/2010	6,250,000
2,335,000	Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 0.800%, 5/6/2010	2,335,000
2,140,000	Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2010	2,140,000
2,000,000	Monroe, OH, 1.50% BANs, 8/19/2010	2,004,482
3,250,000	Monroe, OH, 2.00% BANs, 8/19/2010	3,254,822
21,750,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/5/2010	21,750,000
3,700,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/3/2010	3,700,000
2,200,000	Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.420%, 5/6/2010	2,200,000
28,830,000	Montgomery County, OH, (Series 2008B), 0.35% CP (Miami Valley Hospital), Mandatory Tender 5/10/2010	28,830,000
15,000,000	Montgomery County, OH, (Series 2008C), 0.35% CP (Miami Valley Hospital), Mandatory Tender 5/11/2010	15,000,000
10,165,000	North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.720%, 5/6/2010	10,165,000
2,635,000	North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.720%, 5/6/2010	2,635,000
1,465,000	North Olmsted, OH, 1.30% BANs, 9/30/2010	1,468,328
3,310,000	Northwestern, OH LSD, 2.00% BANs, 12/1/2010	3,339,077
1,600,000	Oakwood City, OH, 1.125% BANs, 3/10/2011	1,603,054
3,839,000	Oakwood Village, OH, 2.00% BANs, 10/7/2010	3,855,556
2,500,000	Ohio State Air Quality Development Authority, (Series 2009B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.280%, 5/5/2010	2,500,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$6,600,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.290%, 5/6/2010	6,600,000
3,570,000	Ohio State Air Quality Development Authority, (Series 2009D) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/5/2010	3,570,000
20,000,000	Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.440%, 5/5/2010	20,000,000
8,450,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.290%, 5/5/2010	8,450,000
2,350,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.290%, 5/3/2010	2,350,000
2,100,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,103,044
5,000,000	Ottawa & Glandorf, OH LSD, 1.85% BANs, 8/17/2010	5,016,093
2,448,660	Painesville, OH, (Series 1), 2.00% BANs, 3/10/2011	2,469,442
2,820,000	Painesville, OH, (Series 2009-2), 2.35% BANs, 8/11/2010	2,826,598
1,130,000	Parma Heights, OH, 2.25% BANs, 9/8/2010	1,130,985
1,328,000	Paulding County, OH, (Series A), 2.25% BANs, 9/8/2010	1,332,668
494,000	Paulding County, OH, (Series B), 2.25% BANs, 9/8/2010	495,737
5,285,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	5,285,000
235,000	Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	235,000
520,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.720%, 5/5/2010	520,000
2,045,000	Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.730%, 5/6/2010	2,045,000
1,985,000	Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.690%, 5/5/2010	1,985,000
2,555,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.730%, 5/6/2010	2,555,000
390,000	Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.780%, 5/6/2010	390,000
1,155,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.730%, 5/6/2010	1,155,000
4,355,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	4,355,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
$2,650,000	Tipp City, OH, 1.50% BANs, 2/22/2011	2,666,044
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	7,000,000
2,210,000	Trumbull County, OH Sewer District, 1.75% BANs, 9/21/2010	2,218,548
500,000	Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 1.580%, 5/6/2010	500,000
2,501,000	University Heights, OH, 1.50% BANs, 5/4/2011	2,514,605
920,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.450%, 5/6/2010	920,000
5,250,000	University of Cincinnati, OH, (Series D), 1.50% BANs, 12/16/2010	5,282,093
3,487,000	Vermilion, OH, 1.50% BANs, 10/27/2010	3,494,610
1,075,000	Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.350%, 5/6/2010	1,075,000
2,500,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.490%, 5/6/2010	2,500,000
12,900,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	12,900,000
2,500,000	Williams County, OH, 1.50% BANs, 9/8/2010	2,504,402
2,920,000	Willowick, OH, 1.35% BANs, 3/9/2011	2,928,636
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	426,973,660
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(1,983,987)
	TOTAL NET ASSETS — 100%	$424,989,673
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report
11

At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $21,634,555, which represented 5.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $21,634,555, which represented 5.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LSD	— Local School District
MFH	— Multi-Family Housing
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$426,973,660
Income receivable		1,208,715
Receivable for shares sold		2,000
TOTAL ASSETS		428,184,375
Liabilities:
Payable for investments purchased	$2,514,605
Payable for shares redeemed	122,048
Bank overdraft	484,187
Income distribution payable	17,493
Payable for distribution services fee (Note 4)	632
Payable for shareholder services fee (Note 4)	21,217
Accrued expenses	34,520
TOTAL LIABILITIES		3,194,702
Net assets for 424,997,157 shares outstanding		$424,989,673
Net Assets Consist of:
Paid-in capital		$424,994,369
Distributions in excess of net investment income		(4,696)
TOTAL NET ASSETS		$424,989,673
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$275,054,495 ÷ 275,059,823 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$122,459,244 ÷ 122,456,940 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$27,475,934 ÷ 27,480,394 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$1,773,225
Expenses:
Investment adviser fee (Note 4)	$1,173,593
Administrative personnel and services fee (Note 4)	228,315
Custodian fees	10,671
Transfer and dividend disbursing agent fees and expenses	49,973
Directors'/Trustees' fees	1,803
Auditing fees	9,184
Legal fees	3,740
Portfolio accounting fees	62,712
Distribution services fee — Cash II Shares (Note 4)	63,622
Shareholder services fee — Institutional Service Shares (Note 4)	160,120
Shareholder services fee — Cash II Shares (Note 4)	52,762
Account administration fee — Institutional Service Shares	57,766
Account administration fee — Cash II Shares	240
Share registration costs	35,163
Printing and postage	14,237
Insurance premiums	2,634
Miscellaneous	1,195
TOTAL EXPENSES	1,927,730
Semi-Annual Shareholder Report
14

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(49,989)
Waiver of administrative personnel and services fee	(5,039)
Waiver of distribution services fee — Cash II Shares	(46,207)
Waiver of shareholder services fee — Institutional Service Shares	(48,753)
Waiver of shareholder services fee — Cash II Shares	(50,931)
Reimbursement of shareholder services fee — Institutional Service Shares	(96,835)
Reimbursement of shareholder services fee — Cash II Shares	(1,710)
TOTAL WAIVERS AND REIMBURSEMENTS		$(299,464)
Net expenses			$1,628,266
Net investment income			$144,959

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$144,959	$3,412,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,959	3,412,378
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(144,998)	(2,043,740)
Institutional Service Shares	(1,434)	(1,013,066)
Cash II Shares	—	(358,965)
Distributions from net realized gain on investments
Institutional Shares	—	(25,590)
Institutional Service Shares	—	(13,564)
Cash II Shares	—	(11,784)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,432)	(3,466,709)
Share Transactions:
Proceeds from sale of shares	469,573,103	1,211,458,479
Net asset value of shares issued to shareholders in payment of distributions declared	7,384	695,971
Cost of shares redeemed	(718,680,392)	(911,323,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(249,099,905)	300,830,796
Change in net assets	(249,101,378)	300,776,465
Net Assets:
Beginning of period	674,091,051	373,314,586
End of period (including distributions in excess of net investment income of $(4,696) and $(3,223), respectively)	$424,989,673	$674,091,051

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Services Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Semi-Annual Shareholder Report
17

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report
18

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	332,817,106	$332,817,106	518,585,378	$518,585,378
Shares issued to shareholders in payment of distributions declared	6,950	6,950	85,054	85,054
Shares redeemed	(439,925,371)	(439,925,371)	(329,134,124)	(329,134,124)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(107,101,315)	$(107,101,315)	189,536,308	$189,536,308
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	106,335,601	$106,335,601	450,557,612	$450,557,612
Shares issued to shareholders in payment of distributions declared	434	434	250,723	250,723
Shares redeemed	(217,742,115)	(217,742,115)	(312,079,615)	(312,079,615)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(111,406,080)	$(111,406,080)	138,728,720	$138,728,720
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash II Shares	Shares	Amount	Shares	Amount
Shares sold	30,420,396	$30,420,396	242,315,489	$242,315,489
Shares issued to shareholders in payment of distributions declared	—	—	360,194	360,194
Shares redeemed	(61,012,906)	(61,012,906)	(270,109,915)	(270,109,915)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(30,592,510)	$(30,592,510)	(27,434,232)	$(27,434,232)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(249,099,905)	$(249,099,905)	300,830,796	$300,830,796

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $49,989 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,039 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $46,207 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $16,503 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $98,545 of shareholder services fees. In addition, unaffiliated third-party financial intermediaries waived $99,684 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $346,175,000 and $459,355,000, respectively.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.72%, 1.02% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 60.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.5% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated Semi-Annual Shareholder Report
21

engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Ohio Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

2052903 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Pennsylvania Municipal Cash Trust

(Effective June 30, 2010 - Federated Pennsylvania Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1,2]	0.007	0.024	0.033	0.029	0.018
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.007	0.024	0.033	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.007)	(0.024)	(0.033)	(0.029)	(0.018)
Distributions from net realized gain on investments	—	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.007)	(0.024)	(0.033)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.03%	0.71%	2.39%	3.33%	2.99%	1.85%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.49%[5]	0.46%[5]	0.45%	0.45%	0.45%
Net investment income	0.06%[4]	0.73%	2.30%	3.28%	2.94%	1.82%
Expense waiver/reimbursement[6]	0.11%[4]	0.09%	0.09%	0.14%	0.34%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,885	$220,252	$298,434	$164,580	$175,892	$161,978
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.49% and 0.46% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.005	0.022	0.031	0.027	0.016
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.022	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.022)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	—	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.005)	(0.022)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.51%	2.19%	3.13%	2.78%	1.65%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.69%[5]	0.66%[5]	0.65%	0.65%	0.65%
Net investment income	0.00%[4]	0.48%	2.16%	3.08%	2.74%	1.66%
Expense waiver/reimbursement[6]	0.30%[4]	0.14%	0.14%	0.19%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,485	$536,668	$431,784	$254,683	$279,029	$290,268
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.69% and 0.66% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.002	0.018	0.027	0.023	0.012
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.002	0.018	0.027	0.023	0.012
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.018)	(0.027)	(0.023)	(0.012)
Distributions from net realized gain on investments	—	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.002)	(0.018)	(0.027)	(0.023)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.19%	1.78%	2.72%	2.37%	1.24%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	1.02%[5]	1.06%[5]	1.05%	1.05%	1.05%
Net investment income	0.00%[4]	0.22%	1.76%	2.69%	2.34%	1.20%
Expense waiver/reimbursement[6]	0.71%[4]	0.21%	0.14%	0.19%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,583	$47,833	$82,431	$35,531	$22,816	$26,394
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.02% and 1.06% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$2.28
Institutional Service Shares	$1,000	$1,000.00	$2.58[2]
Cash Series Shares	$1,000	$1,000.00	$2.58[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.51	$2.31
Institutional Service Shares	$1,000	$1,022.22	$2.61[2]
Cash Series Shares	$1,000	$1,022.22	$2.61[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.46%
Institutional Service Shares	0.52%
Cash Series Shares	0.52%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.66% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.31, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.06% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.31, respectively.

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5

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	63.9%
Municipal Notes	32.2%
Commercial Paper	3.8%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	1.9%
31-90 Days	14.0%
91-180 Days	7.6%
181 Days or more	10.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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6

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%;1,2
	Pennsylvania – 99.9%
$1,605,000	Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2010	1,605,000
1,705,000	Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/7/2010	1,705,000
270,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.340%, 5/6/2010	270,000
2,470,000	Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2010	2,470,000
710,000	Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2010	710,000
5,715,000	Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.420%, 5/6/2010	5,715,000
7,855,000	Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.400%, 5/6/2010	7,855,000
8,670,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.400%, 5/6/2010	8,670,000
600,000	Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/3/2010	600,000
5,000,000	Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.370%, 5/5/2010	5,000,000
110,000	Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/5/2010	110,000
1,600,000	Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 5/5/2010	1,600,000
10,000,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.320%, 5/6/2010	10,000,000
11,995,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	11,995,000
3,200,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.360%, 5/5/2010	3,200,000
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7

Principal Amount			Value
$1,240,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	1,240,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	2,500,000
4,120,000		Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.320%, 5/6/2010	4,120,000
910,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	910,000
2,445,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 5/7/2010	2,445,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.310%, 5/6/2010	1,500,000
4,985,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 5/6/2010	4,985,000
795,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	795,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.350%, 5/6/2010	6,000,000
33,325,000		Dallastown Area School District, PA, (Series of 2010) VRNs, 1.500%, 7/1/2010	33,625,682
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.400%, 5/5/2010	1,600,000
605,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/7/2010	605,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.400%, 5/5/2010	4,645,000
3,800,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.370%, 5/5/2010	3,800,000
1,245,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2010	1,245,000
2,000,000		Erie, PA Water Authority, (Series 2006A), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	2,002,112
7,000,000		Erie, PA Water Authority, (Series 2006B), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	7,007,394
1,980,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Banknorth N.A. LOC), 0.490%, 5/6/2010	1,980,000
3,000,000		Governor Mifflin, PA School District, 1.25% BANs, 5/15/2010	3,000,628
6,000,000		Hamburg, PA Area School District VRNs, 2.020%, 5/1/2010	6,001,941
Semi-Annual Shareholder Report
8

Principal Amount			Value
$11,390,000		Hamburg, PA Area School District, (Series 2010) VRNs, 1.50%, 8/1/2010	11,478,365
1,000,000		Hamburg, PA Area School District, (Series 2010), 1.50% BANs, 6/1/2010	1,000,744
245,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	245,000
19,990,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.390%, 5/6/2010	19,990,000
1,000,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.310%, 5/3/2010	1,000,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.700%, 5/6/2010	1,425,000
500,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	500,000
1,245,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/6/2010	1,245,000
2,000,000		Lock Haven, PA, (Series B of 2009), 1.50% BANs, 12/22/2010	2,010,222
6,975,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/6/2010	6,975,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.360%, 5/6/2010	5,000,000
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.360%, 5/6/2010	4,635,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.50% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/6/2010	11,010,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.410%, 5/6/2010	16,000,000
480,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/5/2010	480,000
4,490,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.300%, 5/6/2010	4,490,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	5,000,000
11,715,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	11,715,000
1,980,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.900%, 5/6/2010	1,980,000
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9

Principal Amount			Value
$10,000,000		Pennsylvania EDFA, (Series 2009B), 0.45% CP (PPL Energy Supply, LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	10,000,000
200,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.550%, 5/6/2010	200,000
100,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.490%, 5/6/2010	100,000
1,800,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.550%, 5/5/2010	1,800,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.530%, 5/6/2010	6,200,000
17,480,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.530%, 5/6/2010	17,480,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 5/7/2010	11,000,000
8,000,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	8,000,000
3,830,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	3,830,000
6,115,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	6,115,000
570,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.410%, 5/6/2010	570,000
7,955,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thuringen LOC), 0.340%, 5/6/2010	7,955,000
2,800,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/6/2010	2,800,000
5,325,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	5,325,000
14,835,000		Pennsylvania State University, (Series B), 1.50% TOBs, Mandatory Tender 6/1/2010	14,848,053
3,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.270%, 5/5/2010	3,000,000
6,305,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.450%, 5/3/2010	6,305,000
5,500,000	[3,4]	Philadelphia, PA Municipal Authority, (Stage Trust 2009-36C) Weekly VRDNs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	5,500,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$25,000,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	25,072,634
15,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	15,044,654
4,900,000		Pittsburgh, PA Water & Sewer Authority, (Series C-1B of 2008), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 9/1/2010	4,922,187
2,775,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	2,775,000
8,700,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 5/5/2010	8,700,000
3,540,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	3,540,000
3,000,000	[3,4]	University of Pittsburgh, (Stage Trust Series 2009-38C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.300%, 5/6/2010	3,000,000
170,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/6/2010	170,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	2,500,000
10,700,000		Washington County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.700%, 5/6/2010	10,700,000
2,870,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.100%, 5/6/2010	2,870,000
2,225,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/7/2010	2,225,000
2,500,000		York County, PA IDA, LO Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.500%, 5/6/2010	2,500,000
12,550,000		York County, PA, (Series of 2009), 1.25% RANs, 10/1/2010	12,550,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	465,289,616
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	663,214
		TOTAL NET ASSETS — 100%	$465,952,830
Securities that are subject to the federal alternative minimum tax (AMT) represent 28.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
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11

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $52,310,000, which represented 11.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $52,310,000, which represented 11.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report
12

The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

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13

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$465,289,616
Income receivable		1,249,480
Receivable for shares sold		101,222
TOTAL ASSETS		466,640,318
Liabilities:
Payable for shares redeemed	$96,871
Bank overdraft	470,310
Income distribution payable	5,587
Payable for account administration fee	26,762
Payable for transfer and dividend disbursing agent fees and expenses	21,346
Payable for portfolio accounting fees	22,381
Payable for distribution services fee (Note 4)	1,873
Payable for shareholder services fee (Note 4)	21,988
Accrued expenses	20,370
TOTAL LIABILITIES		687,488
Net assets for 465,951,312 shares outstanding		$465,952,830
Net Assets Consist of:
Paid-in capital		$465,951,249
Accumulated net realized gain on investments		7,530
Distributions in excess of net investment income		(5,949)
TOTAL NET ASSETS		$465,952,830
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$134,885,096 ÷ 134,876,894 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$275,484,552 ÷ 275,482,911 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$55,583,182 ÷ 55,591,507 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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14

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$1,711,535
Expenses:
Investment adviser fee (Note 4)	$1,322,776
Administrative personnel and services fee (Note 4)	257,345
Custodian fees	12,147
Transfer and dividend disbursing agent fees and expenses	158,560
Directors'/Trustees' fees	2,827
Auditing fees	9,184
Legal fees	4,205
Portfolio accounting fees	64,257
Distribution services fee — Cash Series Shares (Note 4)	122,222
Shareholder services fee — Institutional Service Shares (Note 4)	384,727
Shareholder services fee — Cash Series Shares (Note 4)	75,625
Account administration fee — Institutional Service Shares	143,319
Account administration fee — Cash Series Shares	641
Share registration costs	39,028
Printing and postage	23,634
Insurance premiums	2,905
Miscellaneous	1,573
TOTAL EXPENSES	2,624,975
Semi-Annual Shareholder Report
15

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(360,998)
Waiver of administrative personnel and services fee	(5,687)
Waiver of distribution services fee — Cash Series Shares	(106,863)
Waiver of shareholder services fee — Institutional Service Shares	(194,384)
Waiver of shareholder services fee — Cash Series Shares	(75,625)
Reimbursement of shareholder services fee — Institutional Service Shares	(190,343)
Reimbursement of account administration fee — Institutional Service Shares	(27,523)
Waiver of account administration fee — Cash Series Shares	(641)
TOTAL WAIVERS AND REIMBURSEMENTS		$(962,064)
Net expenses			$1,662,911
Net investment income			48,624
Net realized gain on investments			7,530
Change in net assets resulting from operations			$56,154

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,624	$4,463,513
Net realized gain on investments	7,530	3,173
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,154	4,466,686
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(49,616)	(1,899,408)
Institutional Service Shares	—	(2,406,824)
Cash Series Shares	—	(148,918)
Distributions from net realized gain on investments
Institutional Shares	—	(4,032)
Institutional Service Shares	—	(6,006)
Cash Series Shares	—	(1,461)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(49,616)	(4,466,649)
Share Transactions:
Proceeds from sale of shares	776,436,925	2,034,798,392
Net asset value of shares issued to shareholders in payment of distributions declared	3,101	1,107,107
Cost of shares redeemed	(1,115,246,432)	(2,043,801,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(338,806,406)	(7,895,629)
Change in net assets	(338,799,868)	(7,895,592)
Net Assets:
Beginning of period	804,752,698	812,648,290
End of period (including distributions in excess of net investment income of $(5,949) and $(4,957), respectively)	$465,952,830	$804,752,698

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	248,104,313	$248,104,313	641,968,011	$641,968,011
Shares issued to shareholders in payment of distributions declared	3,101	3,101	74,551	74,551
Shares redeemed	(333,475,033)	(333,475,033)	(720,222,263)	(720,222,263)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(85,367,619)	$(85,367,619)	(78,179,701)	$(78,179,701)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	402,452,560	$402,452,560	1,200,173,708	$1,200,173,708
Shares issued to shareholders in payment of distributions declared	—	—	886,618	886,618
Shares redeemed	(663,640,792)	(663,640,792)	(1,096,178,729)	(1,096,178,729)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(261,188,232)	$(261,188,232)	104,881,597	$104,881,597
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	125,880,052	$125,880,052	192,656,673	$192,656,673
Shares issued to shareholders in payment of distributions declared	—	—	145,938	145,938
Shares redeemed	(118,130,607)	(118,130,607)	(227,400,136)	(227,400,136)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	7,749,445	$7,749,445	(34,597,525)	$(34,597,525)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(338,806,406)	$(338,806,406)	(7,895,629)	$(7,895,629)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $360,998 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,687 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $106,863 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $15,359 of fees paid by the Fund.

Shareholder Services Fee

The Funds may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $190,343 of shareholder services fees and $27,523 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $270,009 of shareholder services fees and $641 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the Semi-Annual Shareholder Report
21

financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.46%, 0.66% and 1.06% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $280,840,000 and $548,210,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 61.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.1% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified Semi-Annual Shareholder Report
22

periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Pennsylvania Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N534
Cusip 60934N542

0052405 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Virginia Municipal Cash Trust

(Effective June 30, 2010  -  Federated Virginia Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.005	0.023	0.032	0.029	0.018
Net realized gain on investments	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.005	0.023	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.023)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.59%	2.31%	3.26%	2.92%	1.78%[4]
Ratios to Average Net Assets:
Net expenses	0.39%[5]	0.53%[6]	0.50%[6]	0.49%	0.49%	0.49%
Net investment income	0.00%[5]	0.54%	2.40%	3.21%	2.95%	1.77%
Expense waiver/reimbursement[7]	0.26%[5]	0.11%	0.10%	0.09%	0.20%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,325	$72,538	$76,420	$150,059	$162,417	$71,727
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.53% and 0.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	— [1]	0.004	0.021	0.031	0.027	0.016
Net realized gain on investments	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.004	0.021	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.44%	2.15%	3.10%	2.76%	1.62%
Ratios to Average Net Assets:
Net expenses	0.39%[4]	0.68%[5]	0.65%[5]	0.64%	0.64%	0.64%
Net investment income	0.00%[4]	0.41%	2.11%	3.06%	2.70%	1.60%
Expense waiver/reimbursement[6]	0.50%[4]	0.21%	0.20%	0.18%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,187	$275,496	$333,048	$324,268	$280,574	$387,197
1	Calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.68% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2],3	0.001	0.018	0.027	0.024	0.011
Net realized gain on investments	—	0.000[3]	0.000[3]	0.000[3]	0.000[3]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.001	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.001)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.17%	1.79%	2.73%	2.39%	1.10%
Ratios to Average Net Assets:
Net expenses	0.39%[5]	0.95%[6]	1.01%[6]	1.00%	1.00%	1.00%[5]
Net investment income	0.00%[5],[7]	0.15%	1.75%	2.70%	2.36%	1.52%[5]
Expense waiver/reimbursement[8]	1.11%[5]	0.54%	0.44%	0.43%	0.45%	0.43%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$116,610	$125,553	$179,000	$114,538	$99,737	$108,807
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.95% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.93[2]
Institutional Service Shares	$1,000	$1,000.10	$1.93[3]
Cash Series Shares	$1,000	$1,000.10	$1.93[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.86	$1.96[2]
Institutional Service Shares	$1,000	$1,022.86	$1.96[3]
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	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Cash Series Shares	$1,000	$1,022.86	$1.96[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.39%
Institutional Service Shares	0.39%
Cash Series Shares	0.39%

2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.50% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.48 and $2.51, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.22 and $3.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.04% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.16 and $5.21, respectively.

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5

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	90.4%
Municipal Notes	5.7%
Commercial Paper	3.8%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.2%
8-30 Days	0.0%
31-90 Days	4.2%
91-180 Days	2.1%
181 Days or more	7.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%;1,2
	Virginia – 98.5%
$4,000,000	Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	4,000,000
1,500,000	Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	1,500,000
5,900,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 0.550%, 5/5/2010	5,900,000
4,000,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,000,000
2,300,000	Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.480%, 5/6/2010	2,300,000
1,955,000	Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.550%, 5/5/2010	1,955,000
1,310,000	Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.680%, 5/5/2010	1,310,000
2,500,000	Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.300%, 5/6/2010	2,500,000
6,000,000	Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.300%, 5/6/2010	6,000,000
10,750,000	Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2010	10,750,000
17,900,000	Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/5/2010	17,900,000
2,500,000	Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.500%, 5/6/2010	2,500,000
3,475,000	Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.100%, 5/6/2010	3,475,000
4,400,000	Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	4,400,000
4,330,000	Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/5/2010	4,330,000
3,040,000	Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.520%, 5/5/2010	3,040,000
7,215,000	Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/7/2010	7,215,000
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Principal Amount			Value
$8,000,000		Fairfax County, VA IDA, (Inova Health System)/(Series 2010A-1), 7 Month Window, 0.420%, 5/6/2010	8,000,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series R-11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	7,045,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.330%, 5/5/2010	3,580,000
15,000,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 5/6/2010	15,000,000
3,800,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 5/5/2010	3,800,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 5/6/2010	4,880,000
3,650,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.300%, 5/5/2010	3,650,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.370%, 5/6/2010	7,500,000
1,755,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,755,000
2,955,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 0.750%, 5/5/2010	2,955,000
11,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 5/5/2010	11,400,000
18,600,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.380%, 5/5/2010	18,600,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.310%, 5/6/2010	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2010	11,040,000
5,500,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/6/2010	5,500,000
16,065,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.370%, 5/3/2010	16,065,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.30% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 6/10/2010	10,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/6/2010	5,000,000
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Principal Amount			Value
$4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/6/2010	4,000,000
2,050,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.680%, 5/5/2010	2,050,000
1,730,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.550%, 5/5/2010	1,730,000
3,800,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 0.780%, 5/6/2010	3,800,000
10,910,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group)/(Series 2010B), 7 Month Window, 0.420%, 5/6/2010	10,910,000
4,535,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	4,535,000
18,670,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.330%, 5/5/2010	18,670,000
900,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.500%, 5/6/2010	900,000
4,400,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	4,400,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.560%, 5/6/2010	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	4,875,000
1,635,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.680%, 5/5/2010	1,635,000
10,000,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.370%, 5/3/2010	10,000,000
4,040,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.370%, 5/3/2010	4,040,000
1,060,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank N.A. LOC), 0.450%, 5/6/2010	1,060,000
2,640,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	2,640,000
3,255,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	3,255,000
820,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	820,000
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Principal Amount			Value
$8,480,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	8,480,000
2,635,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.730%, 5/5/2010	2,635,000
2,295,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.600%, 5/5/2010	2,295,000
8,100,000		Virginia College Building Authority, (Series B), 0.35% TOBs (University of Richmond), Mandatory Tender 2/1/2011	8,100,000
1,000,000		Virginia Port Authority, 5.00% Bonds (Commonwealth of Virginia Port Fund), 7/1/2010	1,007,257
1,210,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.590%, 5/5/2010	1,210,000
1,235,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.500%, 5/6/2010	1,235,000
800,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	800,000
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	3,810,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	2,000,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York Mellon LIQ), 0.370%, 5/5/2010	2,030,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	6,150,000
7,575,000		Virginia State Public School Authority, (Series 2003B), 5.00% Bonds, 8/1/2010	7,660,022
4,000,000		Virginia State, (Series A), 2.00% Bonds, 6/1/2010	4,005,482
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.400%, 5/5/2010	3,162,000
1,700,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	1,700,000
		TOTAL	357,869,761
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Principal Amount			Value
		Puerto Rico – 1.4%
$5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	362,869,761
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	251,340
		TOTAL NET ASSETS - 100%	$363,121,101
Securities that are subject to the federal alternative minimum tax (AMT) represent 32.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $30,910,000, which represented 8.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $30,910,000, which represented 8.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CP	— Commercial Paper
EDA	— Economic Development Authority
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$362,869,761
Cash		76,280
Income receivable		288,043
TOTAL ASSETS		363,234,084
Liabilities:
Payable for investment adviser fee (Note 4)	$3,368
Payable for transfer and dividend disbursing agent fees and expenses	55,990
Payable for Directors'/Trustees' fees	414
Payable for portfolio accounting fees	18,958
Payable for shareholder services fee (Note 4)	6,198
Payable for share registration costs	12,832
Payable for printing and postage	14,629
Accrued expenses	594
TOTAL LIABILITIES		112,983
Net assets for 363,124,601 shares outstanding		$363,121,101
Net Assets Consist of:
Paid-in capital		$363,124,168
Accumulated net realized loss on investments		(2,218)
Distributions in excess of net investment income		(849)
TOTAL NET ASSETS		$363,121,101
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$48,324,613 ÷ 48,316,500 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$198,186,926 ÷ 198,184,407 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$116,609,562 ÷ 116,623,694 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$803,561
Expenses:
Investment adviser fee (Note 4)		$823,697
Administrative personnel and services fee (Note 4)		160,268
Custodian fees		8,043
Transfer and dividend disbursing agent fees and expenses		206,185
Directors'/Trustees' fees		1,542
Auditing fees		9,184
Legal fees		3,946
Portfolio accounting fees		55,715
Distribution services fee — Cash Series Shares (Note 4)		349,094
Shareholder services fee — Institutional Service Shares (Note 4)		241,144
Shareholder services fee — Cash Series Shares (Note 4)		145,456
Account administration fee — Institutional Service Shares		47,067
Share registration costs		35,295
Printing and postage		24,692
Insurance premiums		2,648
Miscellaneous		1,422
TOTAL EXPENSES		2,115,398
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(525,775)
Waiver of administrative personnel and services fee	(3,560)
Waiver of distribution services fee — Cash Series Shares	(348,998)
Waiver of shareholder services fee — Institutional Service Shares	(236,525)
Waiver of shareholder services fee — Cash Series Shares	(145,456)
Reimbursement of shareholder services fee — Institutional Service Shares	(4,619)
Reimbursement of account administration fee — Institutional Service Shares	(46,994)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,311,927)
Net expenses			803,471
Net investment income			$90

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$90	$2,024,959
Net realized gain on investments	—	51,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90	2,076,947
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(50)	(463,210)
Institutional Service Shares	—	(1,325,773)
Cash Series Shares	—	(235,618)
Distributions from net realized gain on investments
Institutional Shares	(7,983)	(32,201)
Institutional Service Shares	(28,785)	(136,698)
Cash Series Shares	(14,596)	(73,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,414)	(2,266,965)
Share Transactions:
Proceeds from sale of shares	448,974,423	1,367,163,376
Net asset value of shares issued to shareholders in payment of distributions declared	39,200	1,603,577
Cost of shares redeemed	(559,428,253)	(1,483,457,396)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(110,414,630)	(114,690,443)
Change in net assets	(110,465,954)	(114,880,461)
Net Assets:
Beginning of period	473,587,055	588,467,516
End of period (including distributions in excess of net investment income of $(849) and $(889), respectively)	$363,121,101	$473,587,055

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	99,616,065	$99,616,065	267,780,515	$267,780,515
Shares issued to shareholders in payment of distributions declared	2,098	2,098	95,021	95,021
Shares redeemed	(123,823,954)	(123,823,954)	(271,733,719)	(271,733,719)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,205,791)	$(24,205,791)	(3,858,183)	$(3,858,183)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	188,647,864	$188,647,864	794,280,966	$794,280,966
Shares issued to shareholders in payment of distributions declared	22,506	22,506	1,201,874	1,201,874
Shares redeemed	(265,950,271)	(265,950,271)	(852,929,119)	(852,929,119)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(77,279,901)	$(77,279,901)	(57,446,279)	$(57,446,279)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	160,710,494	$160,710,494	305,101,895	$305,101,895
Shares issued to shareholders in payment of distributions declared	14,596	14,596	306,682	306,682
Shares redeemed	(169,654,028)	(169,654,028)	(358,794,558)	(358,794,558)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(8,928,938)	$(8,928,938)	(53,385,981)	$(53,385,981)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(110,414,630)	$(110,414,630)	(114,690,443)	$(114,690,443)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $525,775 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,560 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $348,998 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $4,619 of shareholder services fees and $46,994 of account administration fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2010, unaffiliated third-party financial intermediaries waived $381,981 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the Semi-Annual Shareholder Report
19

financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.50%, 0.65% and 1.04% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $272,990,000 and $225,230,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2010, 66.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.5% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified Semi-Annual Shareholder Report
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periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Virginia Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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25

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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28

Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245
Cusip 608919825

G00133-01 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard. A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010